UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

Community Capital Trust
 (Exact name of registrant as specified in charter)

2500 Weston Road
Suite 101
Weston, Florida 33331
 (Address of principal executive offices)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2017

Date of reporting period: February 28, 2017

Item 1. Schedule of Investments.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
CORPORATE BONDS - 0.46%
Salvation Army
5.50%, 09/01/2018	$1,375,000	$1,439,776
5.64%, 09/01/2026	4,400,000	4,773,208
Starbucks
2.45%, 06/15/2026	3,000,000	2,873,925
TOTAL CORPORATE BONDS (Cost $8,786,768)		9,086,909

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 74.60%
FGLMC Single Family - 3.61%
Pool Q16506, 3.00%, 02/01/2043	205,651	205,064
Pool Q40627, 3.00%, 05/01/2046	7,278,493	7,230,905
Pool Q41877, 3.00%, 07/01/2046	7,622,131	7,572,295
Pool Q43158, 3.00%, 09/01/2046	3,237,269	3,216,103
Pool Q44344, 3.00%, 11/01/2046	1,534,942	1,524,906
Pool Q44395, 3.00%, 11/01/2046	4,105,360	4,078,518
Pool Q45623, 3.00%, 01/01/2047	6,632,603	6,589,204
Pool Q07121, 3.50%, 04/01/2042	592,640	610,785
Pool Q07398, 3.50%, 04/01/2042	131,249	135,248
Pool Q07899, 3.50%, 05/01/2042	311,085	320,102
Pool Q08758, 3.50%, 06/01/2042	805,081	829,195
Pool Q37430, 3.50%, 11/01/2045	5,205,572	5,341,061
Pool Q38376, 3.50%, 01/01/2046	6,876,940	7,059,941
Pool Q39359, 3.50%, 03/01/2046	6,822,160	6,999,724
Pool Q40641, 3.50%, 05/01/2046	3,251,393	3,338,251
Pool Q45628, 3.50%, 01/01/2047	6,374,047	6,539,948
Pool A95574, 4.00%, 12/01/2040	225,487	238,824
Pool A97097, 4.00%, 02/01/2041	126,562	133,150
Pool A97712, 4.00%, 03/01/2041	512,295	539,757
Pool Q03658, 4.00%, 10/01/2041	489,769	516,044
Pool Q04226, 4.00%, 10/01/2041	318,538	335,119
Pool Q39374, 4.00%, 03/01/2046	120,687	127,021
Pool A91363, 4.50%, 03/01/2040	331,288	356,099
Pool A91756, 4.50%, 03/01/2040	384,896	414,548
Pool A92905, 4.50%, 06/01/2040	217,079	233,232
Pool A93467, 4.50%, 08/01/2040	302,458	326,201
Pool Q01597, 4.50%, 05/01/2041	481,923	517,785
Pool Q02377, 4.50%, 07/01/2041	280,439	301,308
Pool A68734, 5.00%, 07/01/2037	21,029	22,988
Pool A91364, 5.00%, 03/01/2040	432,564	475,421
Pool A91757, 5.00%, 04/01/2040	151,740	166,046
Pool A92906, 5.00%, 07/01/2040	321,349	351,836
Pool A56707, 5.50%, 01/01/2037	71,305	79,105
Pool A58653, 5.50%, 03/01/2037	116,157	128,878
Pool A68746, 5.50%, 10/01/2037	149,946	166,365
Pool A76192, 5.50%, 04/01/2038	307,361	342,657
Pool A76444, 5.50%, 04/01/2038	117,039	129,810
Pool A78742, 5.50%, 06/01/2038	1,011,455	1,124,703
Pool A83074, 5.50%, 11/01/2038	51,398	57,022
Pool G06072, 6.00%, 06/01/2038	681,576	776,660
Pool G06073, 6.50%, 10/01/2037	944,570	1,102,569
		70,554,398

FHA Project Loans - 0.52%
Pool 023-98141, 6.00%, 03/01/2047 (a)	2,981,795	3,101,219
Pool St. Michael, 6.20%, 09/01/2050 (a)	5,671,809	6,003,043
Pool 023-98146, 6.51%, 07/01/2047 (a)	606,706	643,289
Pool 034-A35271, 6.95%, 06/01/2035 (a)	265,159	264,578
Pool Reilly, 7.43%, 08/25/2021 (a)	88,964	88,833
		10,100,962

FNMA Multifamily - 15.80%
Pool AM8728, 0.92%, 05/01/2025 (b)	5,784,702	5,735,262
Pool AM4462, 1.06%, 11/01/2023 (b)	1,143,220	1,148,098
Pool AM4701, 1.11%, 11/01/2023 (b)	3,789,759	3,784,747
Pool AN1342, 1.11%, 05/01/2026 (b)	750,000	750,078
Pool AM6550, 1.21%, 01/01/2019	210,313	209,163
Pool AM1758, 1.69%, 12/01/2019	1,388,152	1,377,237
Pool AM2208, 1.81%, 01/01/2020	692,442	688,828
Pool AN2159, 2.06%, 12/01/2022	1,488,952	1,452,315
Pool AM1082, 2.21%, 10/01/2019	2,214,587	2,214,780
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,262,017
Pool 471510, 2.29%, 06/01/2019	686,941	693,027

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool AM2024, 2.30%, 01/01/2023	$1,012,448	$1,001,834
Pool AN1684, 2.30%, 06/01/2023	2,760,000	2,726,385
Pool AM2274, 2.31%, 01/01/2023	509,981	507,449
Pool AM1114, 2.34%, 11/01/2022	3,451,051	3,441,910
Pool Whistler Cove, 2.35%, 06/01/2021 (a)	2,200,000	2,205,251
Pool AM1718, 2.46%, 02/01/2023	930,615	928,106
Pool AM2198, 2.48%, 01/01/2023	1,896,729	1,901,104
Pool AN2189, 2.52%, 07/01/2026	480,000	467,471
Pool AN3584, 2.53%, 11/01/2028	1,000,000	953,405
Pool AN1381, 2.56%, 08/01/2026	1,983,126	1,939,726
Pool AM3905, 2.57%, 07/01/2018	596,292	598,586
Pool AM8256, 2.57%, 03/01/2025	4,800,000	4,721,796
Pool AM8016, 2.60%, 02/01/2022	2,196,592	2,219,864
Pool AM8148, 2.68%, 03/01/2027	5,000,000	4,905,381
Pool AN1428, 2.69%, 04/01/2026	1,538,356	1,519,618
Pool 469829, 2.72%, 12/01/2018	273,327	277,479
Pool AN0668, 2.75%, 10/01/2021	5,100,130	5,196,529
Pool AN0761, 2.75%, 10/01/2021	2,852,256	2,915,854
Pool AN0777, 2.75%, 11/01/2021	5,808,839	5,918,764
Pool AM9007, 2.78%, 05/01/2025	971,024	972,270
Pool AN0454, 2.80%, 02/01/2026	1,200,000	1,199,869
Pool AM8561, 2.82%, 04/01/2025	3,388,793	3,403,619
Pool 466009, 2.84%, 09/01/2017	1,779,147	1,780,062
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,530,571
Pool AN0876, 2.85%, 02/01/2026	1,474,779	1,480,379
Pool AM0414, 2.87%, 09/01/2027	2,250,000	2,239,417
Pool 471460, 2.88%, 06/01/2022	1,611,033	1,650,019
Pool AN0350, 2.88%, 12/01/2025	1,650,000	1,659,679
Pool AM7627, 2.95%, 01/01/2025	5,500,000	5,572,587
Pool 471372, 2.96%, 05/01/2022	366,782	377,000
Pool AM8317, 2.96%, 03/01/2025	194,261	196,803
Pool AM9592, 2.97%, 01/01/2023	1,800,983	1,848,519
Pool AM3663, 2.97%, 07/01/2023	943,129	966,719
Pool AN0476, 3.01%, 12/01/2025	2,353,133	2,389,975
Pool AN0915, 3.01%, 02/01/2026	2,313,143	2,348,691
Pool AN3489, 3.02%, 11/01/2031	1,336,775	1,316,363
Pool AM7831, 3.04%, 01/01/2025	1,968,239	2,006,511
Pool AN3838, 3.05%, 01/01/2022	499,493	514,261
Pool 470211, 3.06%, 12/01/2021	2,289,555	2,362,360
Pool 470607, 3.08%, 03/01/2022	206,643	213,487
Pool 470619, 3.10%, 03/01/2022	1,619,426	1,663,522
Pool 470756, 3.12%, 03/01/2022	276,099	276,347
Pool 471117, 3.12%, 05/01/2022	504,437	522,243
Pool 471333, 3.12%, 08/01/2022	1,563,607	1,608,291
Pool AM9429, 3.12%, 07/01/2025	1,461,443	1,498,702
Pool AM6769, 3.15%, 09/01/2024	7,708,235	7,921,200
Pool AN4301, 3.15%, 01/01/2027	1,000,000	1,016,564
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,311,693
Pool AM7796, 3.16%, 02/01/2022	1,917,594	1,986,597
Pool AN4133, 3.21%, 01/01/2033	749,013	756,968
Pool AM8227, 3.21%, 03/01/2033	2,080,984	2,023,472
Pool AM9393, 3.23%, 07/01/2025	3,904,390	4,028,120
Pool AM9780, 3.31%, 03/01/2031	1,477,441	1,481,629
Pool AM6620, 3.34%, 08/01/2024	2,018,303	2,098,291
Pool AN4425, 3.34%, 01/01/2032	3,000,000	3,035,734
Pool AN4505, 3.36%, 02/01/2032	1,000,000	1,020,843
Pool 470414, 3.37%, 01/01/2022	460,900	460,285
Pool AM3973, 3.37%, 07/01/2023	3,446,490	3,603,346
Pool AN4770, 3.38%, 03/01/2027 (a)	4,400,000	4,530,126
Pool AM9804, 3.39%, 11/01/2030	5,320,000	5,410,091
Pool Boulder Pines, 3.39%, 03/31/2033 (a)	13,250,000	13,434,228
Pool AM9489, 3.40%, 07/01/2030	4,909,163	4,964,919
Pool AM5883, 3.41%, 05/01/2024	1,366,123	1,425,965
Pool AM5986, 3.44%, 06/01/2026	4,600,000	4,775,290
Pool AN4404, 3.45%, 01/01/2027	2,717,027	2,777,347
Pool AN0092, 3.45%, 11/01/2032	3,726,637	3,835,825
Pool 469683, 3.54%, 11/01/2021	1,601,877	1,686,630
Pool AN0860, 3.54%, 02/01/2031	2,234,980	2,307,885
Pool AM6060, 3.55%, 06/01/2029	1,921,563	1,996,569
Pool 471656, 3.60%, 06/01/2030	756,952	772,669
Pool AM7220, 3.60%, 11/01/2032	1,018,195	1,005,028
Pool AM4667, 3.69%, 11/01/2023	1,149,368	1,220,951
Pool AN4782, 3.69%, 02/01/2037	1,700,000	1,746,637

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool AN1108, 3.76%, 03/01/2046	$3,104,730	$3,066,734
Pool AM7937, 3.77%, 06/01/2045	975,500	996,371
Pool AN0582, 3.78%, 01/01/2031	418,585	441,722
Pool AN4171, 3.79%, 01/01/2035	849,082	894,302
Pool AM3096, 3.79%, 05/01/2043	370,648	370,822
Pool 469075, 3.82%, 09/01/2021	690,533	733,506
Pool AM9376, 3.83%, 07/01/2045	489,044	484,873
Pool 466973, 3.85%, 01/01/2021	2,149,526	2,272,761
Pool 469094, 3.90%, 09/01/2026	181,455	190,594
Pool 468980, 3.95%, 09/01/2021	734,090	783,334
Pool AN0360, 3.95%, 12/01/2045	5,000,000	5,123,543
Pool 468263, 3.98%, 06/01/2021	4,578,262	4,879,132
Pool AM3918, 4.03%, 09/01/2028	1,000,000	1,063,678
Pool AM4154, 4.08%, 08/01/2025	1,025,360	1,105,648
Pool AM2974, 4.10%, 04/01/2043	1,119,194	1,152,403
Pool Praxis, 4.10%, 03/01/2047 (a)	1,350,000	1,422,514
Pool 470044, 4.15%, 01/01/2027	2,417,910	2,617,087
Pool AM5197, 4.20%, 01/01/2030	3,235,048	3,510,686
Pool 465435, 4.22%, 07/01/2020	431,727	458,816
Pool 467052, 4.23%, 01/01/2021	914,983	978,856
Pool 467899, 4.23%, 04/01/2021	432,518	463,991
Pool 469501, 4.28%, 11/01/2029	1,298,322	1,403,092
Pool 467460, 4.33%, 04/01/2021	731,055	786,918
Pool AM5386, 4.37%, 03/01/2030	1,062,632	1,165,929
Pool 463873, 4.38%, 11/01/2019	396,369	418,620
Pool 464855, 4.38%, 04/01/2020	865,769	919,764
Pool 467315, 4.46%, 02/01/2021	371,931	401,136
Pool 467732, 4.57%, 04/01/2021	274,266	297,860
Pool 469625, 4.68%, 11/01/2041	2,376,423	2,586,530
Pool 468251, 4.76%, 06/01/2026	581,387	642,661
Pool 464133, 4.85%, 01/01/2025	1,996,966	2,211,129
Pool 387517, 5.02%, 08/01/2020	600,605	645,991
Pool 463944, 5.06%, 12/01/2024	1,970,334	2,206,663
Pool 466907, 5.13%, 03/01/2026	390,087	441,217
Pool 387215, 5.19%, 01/01/2023	429,607	469,156
Pool 465394, 5.20%, 03/01/2026	524,963	585,675
Pool 385993, 5.23%, 04/01/2021	3,437,075	3,565,620
Pool 463895, 5.25%, 10/01/2025	3,149,966	3,565,788
Pool 468996, 5.27%, 06/01/2029	1,165,751	1,286,828
Pool 468520, 5.29%, 01/01/2028	1,394,063	1,573,398
Pool 958081, 5.36%, 01/01/2019	669,637	700,390
Pool 464523, 5.51%, 07/01/2024	1,034,704	1,191,677
Pool 874487, 5.52%, 05/01/2025	489,381	565,904
Pool 463144, 5.54%, 08/01/2024	1,426,796	1,576,870
Pool 873550, 5.55%, 04/01/2024	223,669	254,220
Pool 463000, 5.58%, 08/01/2021	1,232,496	1,370,082
Pool 467505, 5.66%, 03/01/2023	807,959	924,045
Pool 874481, 5.75%, 04/01/2022	3,417,568	3,767,633
Pool 463507, 5.76%, 03/01/2027	3,310,042	3,856,198
Pool 873731, 5.88%, 07/01/2023	1,193,105	1,323,310
Pool 465990, 5.94%, 07/01/2027	457,971	531,057
Pool 387005, 5.95%, 06/01/2022	340,282	380,705
Pool 873949, 5.95%, 09/01/2024	1,232,676	1,367,162
Pool 463657, 5.96%, 10/01/2027	1,097,980	1,291,593
Pool 463839, 5.96%, 11/01/2027	649,158	753,619
Pool 873679, 6.10%, 06/01/2024	432,778	489,866
Pool 467914, 6.10%, 04/01/2041	515,134	629,607
Pool 463997, 6.12%, 12/01/2027	949,409	1,055,226
Pool 958614, 6.22%, 04/01/2027	358,592	412,920
Pool 464836, 6.23%, 03/01/2028	1,679,140	1,890,576
Pool 465259, 6.29%, 04/01/2028	1,239,528	1,392,756
Pool 385229, 6.33%, 09/01/2017	1,034,782	1,047,964
Pool 465260, 6.33%, 06/01/2028	1,520,085	1,722,505
Pool 464254, 6.34%, 11/01/2027	2,504,708	2,765,021
Pool 464969, 6.34%, 04/01/2028	2,545,180	3,045,678
Pool 464890, 6.37%, 04/01/2028	1,443,855	1,611,417
Pool 874736, 6.43%, 10/01/2025	437,496	491,790
Pool 464632, 6.50%, 02/01/2028	476,842	567,654
Pool 465588, 6.55%, 07/01/2028	578,193	696,261
Pool 466756, 6.59%, 12/01/2028	1,761,598	2,178,916
Pool 464473, 6.60%, 02/01/2040	1,050,524	1,297,435
Pool 464573, 6.72%, 02/01/2040	2,229,424	2,604,882

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool 466595, 6.78%, 11/01/2025	$3,624,149	$4,304,116
Pool 469854, 8.26%, 12/01/2026	1,592,076	1,894,819
		309,034,454

FNMA Single Family - 25.61%
Pool AB5779, 3.00%, 07/01/2042	243,757	243,121
Pool AB6333, 3.00%, 09/01/2042	911,125	909,126
Pool AP7482, 3.00%, 09/01/2042	801,207	800,111
Pool AP9712, 3.00%, 09/01/2042	645,900	644,617
Pool AB6817, 3.00%, 10/01/2042	335,220	334,346
Pool AB7486, 3.00%, 12/01/2042	1,727,977	1,718,759
Pool AR5591, 3.00%, 01/01/2043	421,421	419,887
Pool AB8571, 3.00%, 02/01/2043	2,234,182	2,228,357
Pool AR1739, 3.00%, 02/01/2043	213,016	212,270
Pool TBA, 3.00%, 03/15/2043	1,290,269	1,281,600
Pool AT1983, 3.00%, 04/01/2043	2,471,869	2,462,359
Pool AB9496, 3.00%, 05/01/2043	499,954	498,341
Pool AR6415, 3.00%, 05/01/2043	1,548,711	1,542,753
Pool AT0343, 3.00%, 05/01/2043	983,562	978,863
Pool AS7134, 3.00%, 05/01/2046	4,556,112	4,530,560
Pool AS7340, 3.00%, 06/01/2046	8,201,057	8,155,063
Pool BC1141, 3.00%, 06/01/2046	2,713,414	2,698,197
Pool AS7521, 3.00%, 07/01/2046	7,668,023	7,625,017
Pool BD0472, 3.00%, 07/01/2046	2,482,587	2,468,663
Pool AS7816, 3.00%, 08/01/2046	11,588,460	11,523,468
Pool BC2796, 3.00%, 08/01/2046	5,354,133	5,324,105
Pool AS7899, 3.00%, 09/01/2046	6,606,212	6,569,162
Pool BD6343, 3.00%, 09/01/2046	1,583,273	1,574,624
Pool AS8079, 3.00%, 10/01/2046	6,075,019	6,040,948
Pool BC4722, 3.00%, 10/01/2046	3,007,219	2,990,354
Pool AS8290, 3.00%, 11/01/2046	6,619,829	6,582,703
Pool AS8463, 3.00%, 12/01/2046	6,875,851	6,837,289
Pool BC9073, 3.00%, 12/01/2046	5,487,057	5,456,284
Pool TBA, 3.50%, 03/01/2040	8,517,698	8,731,306
Pool AP2097, 3.50%, 08/01/2042	334,009	344,116
Pool AS0092, 3.50%, 07/01/2043	1,530,695	1,575,411
Pool AU1769, 3.50%, 08/01/2043	1,128,220	1,161,295
Pool AX3104, 3.50%, 09/01/2044	1,205,391	1,237,548
Pool AX0901, 3.50%, 10/01/2044	1,599,951	1,641,917
Pool AS3724, 3.50%, 11/01/2044	4,309,318	4,422,350
Pool AX2559, 3.50%, 11/01/2044	2,223,675	2,289,549
Pool AS3925, 3.50%, 12/01/2044	1,377,842	1,413,982
Pool AX4858, 3.50%, 12/01/2044	5,444,921	5,587,739
Pool AY1745, 3.50%, 12/01/2044	1,001,590	1,028,459
Pool AS4238, 3.50%, 01/01/2045	1,142,161	1,172,776
Pool AX7551, 3.50%, 01/01/2045	2,842,143	2,918,389
Pool AS4392, 3.50%, 02/01/2045	1,015,522	1,043,076
Pool AY4388, 3.50%, 02/01/2045	1,803,052	1,856,066
Pool AS4536, 3.50%, 03/01/2045	4,245,262	4,356,614
Pool AX9585, 3.50%, 03/01/2045	3,936,001	4,039,241
Pool AY5019, 3.50%, 03/01/2045	3,496,302	3,588,009
Pool AS4738, 3.50%, 04/01/2045	4,707,291	4,830,761
Pool AY1387, 3.50%, 04/01/2045	1,919,355	1,969,699
Pool AS4913, 3.50%, 05/01/2045	5,738,010	5,888,516
Pool AY3458, 3.50%, 05/01/2045	5,294,009	5,436,033
Pool AY8252, 3.50%, 05/01/2045	1,513,740	1,553,607
Pool AY8271, 3.50%, 05/01/2045	1,467,925	1,506,428
Pool AS5117, 3.50%, 06/01/2045	6,686,081	6,861,455
Pool AZ2274, 3.50%, 06/01/2045	4,047,162	4,153,317
Pool AZ2316, 3.50%, 06/01/2045	2,837,569	2,911,998
Pool AS5351, 3.50%, 07/01/2045	8,999,473	9,235,526
Pool AZ0805, 3.50%, 07/01/2045	13,383,382	13,734,424
Pool AZ5686, 3.50%, 07/01/2045	2,656,256	2,725,929
Pool AS5579, 3.50%, 08/01/2045	2,716,710	2,787,968
Pool AZ5696, 3.50%, 08/01/2045	1,028,512	1,055,897
Pool AS5767, 3.50%, 09/01/2045	6,549,647	6,721,442
Pool AZ2904, 3.50%, 09/01/2045	5,496,642	5,640,818
Pool AZ9193, 3.50%, 09/01/2045	1,927,338	1,977,891
Pool AS5917, 3.50%, 10/01/2045	5,246,512	5,384,126
Pool AZ4755, 3.50%, 10/01/2045	4,175,221	4,290,416
Pool AS6127, 3.50%, 11/01/2045	6,183,583	6,345,776
Pool AS6309, 3.50%, 12/01/2045	6,764,232	6,941,656
Pool BC0066, 3.50%, 12/01/2045	5,062,434	5,198,018
Pool AS6467, 3.50%, 01/01/2046	13,966,200	14,332,528

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool AS6616, 3.50%, 02/01/2046	$9,390,497	$9,636,806
Pool BC0223, 3.50%, 02/01/2046	12,223,956	12,544,586
Pool BC0226, 3.50%, 02/01/2046	1,688,892	1,733,191
Pool AS6785, 3.50%, 03/01/2046	15,854,605	16,270,466
Pool AS6956, 3.50%, 04/01/2046	5,397,347	5,538,918
Pool BC0801, 3.50%, 04/01/2046	5,824,819	5,977,602
Pool AS7135, 3.50%, 05/01/2046	1,825,756	1,874,690
Pool BC6041, 3.50%, 05/01/2046	6,159,060	6,320,610
Pool BD0456, 3.50%, 06/01/2046	1,606,260	1,648,392
Pool BC9068, 3.50%, 12/01/2046	2,255,135	2,315,914
Pool AS8635, 3.50%, 01/01/2047	7,780,518	7,984,598
Pool AS8808, 3.50%, 02/01/2047	3,994,024	4,098,786
Pool AS8918, 3.50%, 03/01/2047	9,354,858	9,600,233
Pool AC1837, 4.00%, 08/01/2039	414,152	438,100
Pool AE5434, 4.00%, 10/01/2040	457,797	484,436
Pool AE9905, 4.00%, 10/01/2040	266,105	280,062
Pool AE7634, 4.00%, 11/01/2040	720,601	762,110
Pool AE7705, 4.00%, 11/01/2040	376,439	395,912
Pool AE8205, 4.00%, 11/01/2040	309,310	326,477
Pool AE8779, 4.00%, 12/01/2040	83,490	87,809
Pool AH0540, 4.00%, 12/01/2040	72,400	76,157
Pool AH2978, 4.00%, 01/01/2041	526,227	555,299
Pool AH2979, 4.00%, 01/01/2041	243,831	257,908
Pool AH5274, 4.00%, 01/01/2041	991,400	1,046,121
Pool AH5643, 4.00%, 01/01/2041	512,867	542,615
Pool AH5665, 4.00%, 02/01/2041	943,829	998,539
Pool AH5670, 4.00%, 02/01/2041	483,990	510,831
Pool AH5671, 4.00%, 02/01/2041	565,277	596,265
Pool AH5672, 4.00%, 02/01/2041	301,661	319,733
Pool AH6770, 4.00%, 03/01/2041	372,158	392,592
Pool AH7282, 4.00%, 03/01/2041	710,449	749,769
Pool AH8877, 4.00%, 04/01/2041	331,605	351,453
Pool AI0124, 4.00%, 04/01/2041	87,194	92,038
Pool AI9871, 4.00%, 09/01/2041	1,005,716	1,061,491
Pool AJ3460, 4.00%, 09/01/2041	332,056	349,432
Pool AJ4024, 4.00%, 10/01/2041	535,342	564,158
Pool AJ5285, 4.00%, 11/01/2041	626,261	660,925
Pool AJ7662, 4.00%, 12/01/2041	686,345	724,406
Pool AU9998, 4.00%, 09/01/2043	1,566,814	1,649,732
Pool AS0716, 4.00%, 10/01/2043	2,800,470	2,946,591
Pool AU6713, 4.00%, 10/01/2043	1,453,130	1,533,798
Pool AU6721, 4.00%, 10/01/2043	1,271,688	1,339,832
Pool AU8404, 4.00%, 10/01/2043	1,075,311	1,132,066
Pool AV0191, 4.00%, 10/01/2043	454,957	479,302
Pool AV0214, 4.00%, 10/01/2043	941,841	993,777
Pool AS0929, 4.00%, 11/01/2043	1,674,761	1,763,267
Pool AU6992, 4.00%, 11/01/2043	1,218,739	1,291,087
Pool AU6999, 4.00%, 11/01/2043	2,168,106	2,296,530
Pool AU7007, 4.00%, 11/01/2043	2,409,337	2,534,497
Pool AS1368, 4.00%, 12/01/2043	1,316,503	1,384,595
Pool AV0670, 4.00%, 12/01/2043	3,016,107	3,177,438
Pool AS1427, 4.00%, 01/01/2044	1,090,304	1,149,309
Pool AV2348, 4.00%, 01/01/2044	3,633,567	3,822,782
Pool AV6342, 4.00%, 01/01/2044	1,673,115	1,764,879
Pool AW0278, 4.00%, 01/01/2044	707,063	746,147
Pool AS1671, 4.00%, 02/01/2044	1,204,714	1,270,482
Pool AV5020, 4.00%, 02/01/2044	3,348,872	3,525,840
Pool AS1877, 4.00%, 03/01/2044	775,402	816,107
Pool AV7087, 4.00%, 03/01/2044	3,278,168	3,447,871
Pool AS2127, 4.00%, 04/01/2044	1,086,420	1,142,612
Pool AV7157, 4.00%, 04/01/2044	5,198,891	5,467,788
Pool AW0985, 4.00%, 05/01/2044	5,329,459	5,605,109
Pool AW3597, 4.00%, 06/01/2044	4,665,772	4,907,095
Pool AW5358, 4.00%, 06/01/2044	929,344	980,378
Pool AW6680, 4.00%, 06/01/2044	2,192,893	2,306,314
Pool AS2826, 4.00%, 07/01/2044	4,796,152	5,044,219
Pool AW8968, 4.00%, 07/01/2044	2,080,486	2,188,093
Pool AS3009, 4.00%, 08/01/2044	2,388,865	2,512,421
Pool AW8540, 4.00%, 08/01/2044	803,069	844,605
Pool AW9273, 4.00%, 08/01/2044	1,391,568	1,465,995
Pool AS3247, 4.00%, 09/01/2044	2,452,755	2,579,617
Pool AS3493, 4.00%, 10/01/2044	2,084,379	2,192,187
Pool AX0902, 4.00%, 10/01/2044	1,411,741	1,484,759

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool AX3165, 4.00%, 10/01/2044	$1,246,431	$1,311,054
Pool AS3951, 4.00%, 11/01/2044	458,744	482,837
Pool AX2558, 4.00%, 11/01/2044	707,891	745,409
Pool AX4856, 4.00%, 12/01/2044	2,178,042	2,302,698
Pool AX7550, 4.00%, 12/01/2044	651,371	687,070
Pool AY5025, 4.00%, 03/01/2045	2,888,681	3,038,132
Pool AY8277, 4.00%, 05/01/2045	1,085,147	1,141,290
Pool AZ5697, 4.00%, 08/01/2045	1,908,117	2,008,652
Pool AZ2921, 4.00%, 09/01/2045	778,367	819,032
Pool AZ9195, 4.00%, 09/01/2045	1,497,702	1,578,215
Pool AC4095, 4.50%, 09/01/2039	9,946	10,690
Pool 890226, 4.50%, 08/01/2040	6,777,890	7,299,939
Pool AD8493, 4.50%, 08/01/2040	448,242	482,417
Pool AE3014, 4.50%, 09/01/2040	588,947	635,745
Pool AH5666, 4.50%, 01/01/2041	181,874	195,541
Pool AH5644, 4.50%, 02/01/2041	237,934	256,477
Pool AH6769, 4.50%, 03/01/2041	2,426,733	2,622,074
Pool AH7512, 4.50%, 03/01/2041	650,589	702,474
Pool AH8880, 4.50%, 04/01/2041	508,619	548,273
Pool AH8881, 4.50%, 04/01/2041	747,677	804,700
Pool AI0125, 4.50%, 04/01/2041	803,438	867,117
Pool AI2268, 4.50%, 04/01/2041	953,738	1,029,523
Pool AI3491, 4.50%, 06/01/2041	2,172,789	2,345,429
Pool AI5362, 4.50%, 06/01/2041	1,431,797	1,543,354
Pool AI6148, 4.50%, 07/01/2041	583,100	627,170
Pool AI6155, 4.50%, 07/01/2041	2,040,447	2,203,392
Pool AI8446, 4.50%, 07/01/2041	518,080	558,488
Pool AI8166, 4.50%, 08/01/2041	1,263,976	1,364,416
Pool AI8167, 4.50%, 08/01/2041	1,389,369	1,500,290
Pool AI9872, 4.50%, 09/01/2041	901,898	973,314
Pool AJ4025, 4.50%, 10/01/2041	943,360	1,018,328
Pool AV0226, 4.50%, 10/01/2043	560,733	604,647
Pool AV6346, 4.50%, 01/01/2044	859,835	926,282
Pool 890230, 5.00%, 07/01/2040	7,746,820	8,505,797
Pool AD8500, 5.00%, 08/01/2040	732,112	803,403
Pool AH6772, 5.00%, 03/01/2041	175,881	193,008
Pool AH8879, 5.00%, 04/01/2041	468,063	516,037
Pool AI3492, 5.00%, 06/01/2041	294,386	323,052
Pool AI6154, 5.00%, 07/01/2041	284,981	312,732
Pool 890246, 5.50%, 11/01/2038	2,456,725	2,749,124
Pool 890247, 6.00%, 09/01/2038	4,562,464	5,166,644
Pool 886136, 6.50%, 07/01/2036	188,204	211,408
Pool 900106, 6.50%, 08/01/2036	66,256	74,424
Pool 900649, 6.50%, 09/01/2036	144,204	161,983
Pool 947771, 6.50%, 09/01/2037	99,316	111,577
		500,863,228

GNMA Multifamily - 21.93%
Pool 2013-73 A, 0.98%, 12/16/2035	771,404	760,193
Pool 2013-45 A, 1.45%, 10/16/2040	904,793	889,646
Pool 2013-61 A, 1.45%, 01/16/2043	483,497	471,220
Pool 2013-30 A, 1.50%, 05/16/2042	1,308,394	1,286,112
Pool 2013-85 A, 1.55%, 09/16/2046	1,704,729	1,612,274
Pool 2013-7 AC, 1.60%, 03/16/2047	1,766,859	1,701,109
Pool 2012-27 A, 1.61%, 07/16/2039	837,193	820,067
Pool 2012-139 AB, 1.67%, 02/16/2053	393,493	367,533
Pool 2013-118 AC, 1.70%, 06/16/2036	2,427,614	2,391,237
Pool 2013-50 AB, 1.73%, 05/16/2045	1,541,740	1,457,149
Pool 2013-29 AB, 1.77%, 10/16/2045	1,167,249	1,119,569
Pool 2012-144 AD, 1.77%, 01/16/2053	609,665	578,680
Pool 2013-179 A, 1.80%, 07/16/2037	1,998,678	1,969,516
Pool 2012-99 AE, 1.80%, 02/16/2048	4,647,068	4,417,224
Pool 2013-12 AB, 1.83%, 11/16/2052	259,173	249,434
Pool 2013-72 AC, 1.88%, 05/16/2046	5,076,132	4,860,368
Pool 2012-135 AC, 1.89%, 01/16/2053 (b)	1,726,279	1,645,121
Pool 2014-168 A, 1.90%, 06/16/2041	434,247	432,803
Pool 2012-150 AB, 1.90%, 08/16/2044	193,579	187,978
Pool 2012-120 A, 1.90%, 02/16/2053	1,384,854	1,345,833
Pool 2014-52 A, 1.95%, 09/16/2036	477,633	476,562
Pool 2013-155 A, 1.95%, 03/16/2044	4,641,903	4,590,963
Pool 2012-83 AB, 1.98%, 05/16/2045	1,124,936	1,080,737
Pool 2013-176 AB, 2.00%, 11/16/2038	147,019	145,685
Pool 2013-107 A, 2.00%, 05/16/2040	125,406	123,772
Pool 2013-92 AB, 2.00%, 02/16/2043	1,172,166	1,158,456

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool 2013-143 A, 2.00%, 04/16/2043	$164,694	$163,789
Pool 2013-176 AC, 2.00%, 03/16/2046	2,464,033	2,388,096
Pool 2013-128 AB, 2.00%, 10/16/2051	2,989,712	2,884,607
Pool 2012-72 AB, 2.03%, 02/16/2046	308,208	299,637
Pool AA7789, 2.04%, 11/15/2052	6,899,435	6,662,052
Pool 2012-112 AD, 2.09%, 02/16/2053	260,840	250,150
Pool 2012-114 A, 2.10%, 01/16/2053 (b)	569,996	552,063
Pool 2012-2 AB, 2.11%, 03/16/2037	695,200	691,352
Pool 2012-125 AB, 2.11%, 02/16/2053 (b)	272,078	259,846
Pool AA8478, 2.15%, 05/15/2035	355,496	346,792
Pool AA8479, 2.15%, 11/15/2035	738,699	720,290
Pool 2014-67 A, 2.15%, 05/16/2039	2,170,162	2,161,441
Pool 2014-13 BA, 2.15%, 06/16/2040	1,413,178	1,412,518
Pool 2012-70 AB, 2.18%, 08/16/2052	585,307	564,318
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	1,002,377
Pool 2014-78 A2, 2.20%, 04/16/2047	1,796,714	1,794,216
Pool 2013-94 AB, 2.20%, 03/16/2054	493,246	478,877
Pool 2016-152, 2.20%, 08/15/2058	2,779,610	2,696,866
Pool 2014-75 A, 2.21%, 06/16/2047	1,136,977	1,139,466
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	294,054
Pool AC5324, 2.23%, 09/15/2032	2,604,999	2,553,103
Pool 2016-40, 2.25%, 03/16/2050	10,230,802	9,969,925
Pool 2012-111 AB, 2.25%, 09/16/2052	3,454,713	3,461,048
Pool 2016-175, 2.25%, 02/16/2057	4,987,568	4,828,855
Pool 2014-29 AB, 2.30%, 01/16/2041	3,037,787	3,024,691
Pool 2014-130 CA, 2.30%, 11/16/2042	221,979	218,676
Pool 2014-135 CA, 2.30%, 01/16/2051	1,500,000	1,440,292
Pool 2017-20, 2.30%, 09/16/2057 (a)	2,400,000	2,342,062
Pool 2016-125, 2.30%, 12/16/2057	4,183,696	4,062,251
Pool 2017-003, 2.30%, 09/16/2058	5,193,564	5,056,467
Pool 2012-100 B, 2.31%, 11/16/2051 (b)	2,500,000	2,346,896
Pool 2015-125 AB, 2.35%, 04/16/2047	9,395,829	9,292,796
Pool 2016-87, 2.35%, 03/16/2058	990,431	946,688
Pool 2016-14 DA, 2.40%, 05/16/2046	5,220,470	5,117,735
Pool 2016-40, 2.40%, 06/16/2049	3,960,353	3,868,294
Pool 2014-15 AD, 2.40%, 08/16/2054 (b)	207,889	206,177
Pool 2015-183 AF, 2.40%, 07/16/2057	6,454,535	6,339,921
Pool 2016-96, 2.40%, 12/16/2057	943,636	916,302
Pool 2017-16, 2.40%, 01/16/2058	2,097,506	2,058,470
Pool 2017-29, 2.40%, 01/16/2058 (a)	6,500,000	6,419,003
Pool 2016-113, 2.40%, 02/16/2058	1,838,770	1,785,237
Pool 2017-7, 2.40%, 12/16/2058 (a) (b)	3,547,814	3,347,281
Pool 778465, 2.45%, 09/15/2047	1,699,016	1,660,754
Pool AC9553, 2.47%, 02/15/2048	9,319,221	9,102,996
Pool AE4484, 2.50%, 06/15/2048	3,946,538	3,855,401
Pool 2016-71, 2.50%, 06/16/2048	6,621,520	6,486,199
Pool 2015-114 AD, 2.50%, 11/15/2051	3,490,259	3,451,844
Pool 2013-193 AE, 2.50%, 10/16/2054	2,162,488	2,164,205
Pool 2017-9, 2.50%, 09/16/2056	2,173,449	2,135,949
Pool 2017-28, 2.50%, 02/15/2057	8,500,000	8,349,003
Pool 2016-36 A, 2.50%, 03/16/2057	974,740	960,630
Pool 2017-22, 2.50%, 12/16/2057 (a)	10,000,000	9,848,440
Pool 2011-161 B, 2.53%, 07/16/2038	610,000	612,029
Pool 2014-164 AN, 2.54%, 03/16/2055 (b)	8,081,738	8,086,744
Pool 2013-126 A, 2.55%, 10/16/2047 (b)	3,481,779	3,398,851
Pool 2016-64, 2.55%, 12/16/2057	2,668,473	2,601,215
Pool 2015-101 AE, 2.60%, 03/16/2052	1,937,979	1,926,407
Pool 2014-153 AC, 2.60%, 06/16/2055	2,990,228	2,961,336
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,917,924	5,795,052
Pool 2015-160 AC, 2.60%, 01/16/2056 (b)	7,187,554	7,021,654
Pool 2015-67 AE, 2.60%, 10/16/2056 (b)	1,442,263	1,431,078
Pool 2016-24, 2.60%, 12/16/2056	6,728,600	6,569,643
Pool 2016-41, 2.60%, 06/16/2057	1,951,033	1,909,928
Pool 591746, 2.63%, 06/15/2048	819,506	806,612
Pool 2014-88 AH, 2.64%, 06/16/2054 (b)	1,406,173	1,398,422
Pool 2015-33 AH, 2.65%, 02/16/2045	1,068,056	1,075,155
Pool 2015-86 AC, 2.65%, 03/16/2050	4,046,914	4,028,597
Pool 2015-171 EA, 2.65%, 12/16/2052	97,761	96,332
Pool AB8527, 2.65%, 04/15/2054	2,195,576	2,161,024
Pool 2016-178, 2.65%, 08/15/2058	12,070,250	11,947,794
Pool 2012-53 AE, 2.69%, 03/16/2047 (b)	2,013,389	1,991,302
Pool 2014-125 A, 2.70%, 03/16/2047	1,668,521	1,668,227
Pool 2012-112 B, 2.70%, 01/16/2053 (b)	3,035,000	2,922,157

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool 2014-175 AC, 2.70%, 08/16/2055	$2,587,502	$2,578,375
Pool AA1574, 2.73%, 07/15/2032	2,190,896	2,185,140
Pool AC3668, 2.73%, 04/15/2043	6,374,858	6,283,836
Pool 2015-108 A, 2.75%, 01/16/2056	1,167,797	1,172,239
Pool 2015-81 AE, 2.75%, 10/16/2056 (b)	3,235,942	3,212,144
Pool 2016-85, 2.75%, 03/16/2057 (b)	1,481,956	1,447,275
Pool 2010-156 AC, 2.76%, 03/16/2039	980,748	969,315
Pool 2015-6 AH, 2.80%, 02/16/2051 (b)	3,552,038	3,533,983
Pool 2014-89 AB, 2.80%, 05/16/2054	1,362,593	1,370,156
Pool 2014-186 AH, 2.80%, 08/16/2054	4,451,263	4,431,454
Pool 2015-140 AC, 2.80%, 11/16/2056	2,997,454	2,931,340
Pool 2015-150 AE, 2.80%, 01/16/2057	1,268,132	1,241,192
Pool 2014-124 AH, 2.81%, 09/16/2049 (b)	3,355,252	3,312,882
Pool 2012-35 A, 2.83%, 10/16/2043	69,805	70,266
Pool 2014-14 AC, 2.84%, 10/16/2046 (b)	2,965,479	2,945,529
Pool 2014-157 AB, 2.85%, 08/16/2054 (b)	606,842	606,262
Pool 2014-187 AF, 2.85%, 12/16/2055 (b)	2,454,285	2,454,022
Pool AA2216, 2.87%, 01/15/2054	908,749	903,612
Pool 2015-48 AE, 2.90%, 02/16/2050 (b)	5,685,167	5,714,075
Pool AV9479, 2.90%, 10/15/2051	8,580,979	8,553,962
Pool 2015-73 AG, 2.90%, 11/16/2055 (b)	2,569,217	2,584,007
Pool 2015-7 AD, 2.90%, 01/16/2056 (b)	1,572,642	1,561,721
Pool AD6658, 2.97%, 01/15/2036	1,452,818	1,451,202
Pool 2011-27 B, 3.00%, 09/16/2034	392,445	393,792
Pool 2011-143 A, 3.00%, 07/16/2043	2,113,691	2,129,566
Pool 793935, 3.00%, 05/15/2047	277,409	277,392
Pool 2015-22 B, 3.00%, 01/16/2049 (b)	2,875,000	2,750,707
Pool 2015-101 MB, 3.00%, 03/16/2052 (b)	2,500,000	2,379,956
Pool 2014-135 AK, 3.00%, 08/16/2055 (b)	3,127,973	3,127,028
Pool 2015-47 B, 3.00%, 10/16/2055 (b)	3,600,000	3,531,087
Pool 2015-19 B, 3.00%, 07/16/2056 (b)	2,260,000	2,160,742
Pool AF4094, 3.05%, 08/15/2035	3,475,635	3,481,336
Pool 2014-164 BA, 3.05%, 09/16/2052	1,500,000	1,495,353
Pool 2013-193, 3.07%, 02/16/2055	200,000	198,316
Pool 2014-47 AG, 3.09%, 02/16/2048	848,443	855,413
Pool AS2544, 3.10%, 04/15/2042	854,388	859,214
Pool AE4487, 3.10%, 02/15/2047	694,875	694,977
Pool AK8205, 3.10%, 09/15/2055	11,241,172	11,292,330
Pool 2015-128 MG, 3.20%, 11/16/2055 (b)	4,926,000	4,647,292
Pool AK7838, 3.21%, 05/15/2042	2,873,433	2,892,621
Pool 2012-9 A, 3.22%, 05/16/2039	13,592	13,589
Pool AK7840, 3.25%, 03/15/2050	2,121,554	2,141,116
Pool 2014-186 CU, 3.25%, 08/16/2054	1,000,000	947,430
Pool AI1113, 3.37%, 01/15/2050	2,907,749	2,989,013
Pool AT8470, 3.40%, 10/15/2051	1,911,372	1,978,532
Pool AN9543, 3.45%, 11/15/2050	1,734,250	1,806,510
Pool 2014-155 DC, 3.48%, 06/16/2047 (b)	2,300,000	2,289,647
Pool 2014-24 C, 3.50%, 10/16/2043 (b)	3,875,000	3,929,353
Pool 2014-61 A, 3.50%, 02/16/2054 (b)	3,313,195	3,363,917
Pool 2014-75 BC, 3.50%, 08/16/2054 (b)	3,500,000	3,523,541
Pool AD8950, 3.51%, 09/15/2048	2,157,530	2,243,841
Pool AM0526, 3.51%, 05/15/2050	2,607,265	2,730,920
Pool AH5339, 3.55%, 12/15/2050	1,325,053	1,391,698
Pool AC6851, 3.62%, 08/15/2048	950,265	991,310
Pool AC6853, 3.62%, 08/15/2048	950,265	991,310
Pool AE9650, 3.65%, 08/15/2048	2,946,019	3,012,304
Pool AG5019, 3.73%, 03/15/2049	4,268,803	4,452,670
Pool 661707, 3.75%, 12/15/2054	1,451,913	1,517,932
Pool AG7484, 3.83%, 03/15/2049	1,425,845	1,492,111
Pool 749013, 3.88%, 10/15/2049	469,242	490,806
Pool AO6152, 3.94%, 01/15/2045	2,053,411	2,163,292
Pool AH7386, 4.00%, 11/15/2053	1,962,614	2,071,306
Pool AK4399, 4.00%, 01/15/2057	1,788,778	1,900,132
Pool 768250, 4.01%, 08/15/2052	2,467,625	2,588,247
Pool AF8133, 4.12%, 06/15/2037	1,616,168	1,700,679
Pool AH5333, 4.15%, 06/15/2040	1,120,632	1,184,622
Pool 749575, 4.25%, 11/15/2046	1,476,602	1,544,279
Pool 758139, 4.25%, 02/15/2053	189,585	198,676
Pool AH1338, 4.61%, 06/15/2055	1,700,629	1,796,818
Pool AF8136, 4.70%, 04/15/2044	1,317,157	1,399,210
Pool 712102, 5.15%, 11/15/2032	469,575	481,706
Pool 734980, 5.25%, 11/15/2051	1,106,674	1,157,397
Pool 699710, 5.43%, 07/15/2044	366,501	374,747

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool 637911, 6.00%, 07/15/2035	$373,055	$374,106
Pool 636413, 6.25%, 04/15/2036	649,927	651,802
Pool 643896, 6.50%, 06/15/2049	1,281,301	1,309,062
		428,803,940

GNMA Single Family - 2.49%
Pool AD1699, 3.00%, 02/15/2043	730,105	741,306
Pool AV5053, 3.00%, 10/20/2046	1,033,615	1,047,731
Pool G2 AX5461, 3.00%, 12/20/2046	2,000,991	2,027,504
Pool G2 AX5544, 3.00%, 01/20/2047	1,243,263	1,259,736
Pool 778944, 3.50%, 03/15/2042	488,194	509,164
Pool 779075, 3.50%, 04/15/2042	302,358	315,360
Pool 779354, 3.50%, 06/15/2042	33,682	35,127
Pool G2 AX5545, 3.50%, 01/20/2047	2,079,730	2,166,599
Pool 737576, 4.00%, 11/15/2040	58,773	62,550
Pool 737712, 4.00%, 12/15/2040	382,511	406,506
Pool 757173, 4.00%, 12/20/2040	431,198	458,028
Pool 737837, 4.00%, 01/15/2041	663,926	703,260
Pool 759104, 4.00%, 01/15/2041	583,286	621,097
Pool 2759436, 4.00%, 01/20/2041	186,273	197,403
Pool 2759466, 4.00%, 01/20/2041	889,978	946,515
Pool 759191, 4.00%, 02/15/2041	532,630	566,930
Pool 2759301, 4.00%, 02/20/2041	553,724	588,262
Pool 2763042, 4.00%, 04/20/2041	102,447	108,523
Pool 738629, 4.00%, 08/15/2041	796,917	847,642
Pool 738630, 4.00%, 08/15/2041	395,554	419,152
Pool 770515, 4.00%, 08/15/2041	1,058,590	1,130,704
Pool 738735, 4.00%, 09/15/2041	1,192,860	1,263,807
Pool 738954, 4.00%, 11/15/2041	376,776	399,080
Pool 778766, 4.00%, 01/15/2042	841,680	896,811
Pool 778847, 4.00%, 02/15/2042	458,077	485,117
Pool AF3781, 4.00%, 09/15/2043	1,292,563	1,369,043
Pool AG8734, 4.00%, 12/15/2043	781,048	827,417
Pool 717198, 4.50%, 06/15/2039	405,025	436,292
Pool 714594, 4.50%, 07/15/2039	249,814	271,166
Pool 720208, 4.50%, 07/15/2039	662,552	724,567
Pool 726402, 4.50%, 10/15/2039	55,089	59,367
Pool 728954, 4.50%, 12/15/2039	548,831	594,552
Pool 729017, 4.50%, 01/15/2040	549,735	594,542
Pool 737051, 4.50%, 03/15/2040	369,484	399,299
Pool 737222, 4.50%, 05/15/2040	414,668	446,778
Pool 698160, 4.50%, 07/15/2040	328,553	353,823
Pool 748456, 4.50%, 08/15/2040	659,559	718,997
Pool 738152, 4.50%, 04/15/2041	692,690	746,299
Pool 762882, 4.50%, 04/15/2041	234,796	253,046
Pool 738267, 4.50%, 05/15/2041	627,102	679,970
Pool 763543, 4.50%, 05/15/2041	291,409	313,935
Pool 738397, 4.50%, 06/15/2041	1,084,541	1,168,641
Pool 770396, 4.50%, 06/15/2041	407,457	440,475
Pool 2783417, 4.50%, 08/20/2041	5,986,398	6,529,097
Pool 688624, 5.00%, 05/15/2038	346,131	381,996
Pool 411105, 5.00%, 01/15/2039	167,467	185,571
Pool 439079, 5.00%, 02/15/2039	223,793	248,921
Pool 646728, 5.00%, 03/15/2039	86,326	94,886
Pool 646750, 5.00%, 04/15/2039	141,608	155,652
Pool 646777, 5.00%, 05/15/2039	109,072	119,890
Pool 720288, 5.00%, 08/15/2039	319,669	351,072
Pool 722944, 5.00%, 08/15/2039	162,489	178,380
Pool 726290, 5.00%, 09/15/2039	684,444	757,409
Pool 723006, 5.00%, 10/15/2039	477,880	525,037
Pool 726403, 5.00%, 10/15/2039	264,203	291,643
Pool 737055, 5.00%, 03/15/2040	342,349	377,112
Pool 658393, 5.00%, 06/15/2040	447,010	492,601
Pool 2783418, 5.00%, 06/20/2040	4,670,791	4,975,751
Pool 684677, 5.50%, 03/15/2038	338,826	379,049
Pool 684802, 5.50%, 04/15/2038	195,703	218,344
Pool 2688636, 5.50%, 05/20/2038	370,557	406,394
Pool 690974, 5.50%, 06/15/2038	47,156	52,612
Pool 2691179, 5.50%, 06/20/2038	161,793	177,426
Pool 693574, 5.50%, 07/15/2038	76,570	85,429
Pool 2409120, 5.50%, 07/20/2038	334,030	367,852
Pool 2700671, 5.50%, 10/20/2038	209,795	230,087
Pool 411116, 5.50%, 01/15/2039	173,202	193,243
Pool 2684988, 6.00%, 03/20/2038	107,488	120,341

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool 688626, 6.00%, 05/15/2038	$123,123	$139,687
Pool 2688637, 6.00%, 05/20/2038	98,357	110,119
Pool 2693900, 6.00%, 07/20/2038	161,324	180,609
Pool 696513, 6.00%, 08/15/2038	40,189	45,627
Pool 2696843, 6.00%, 08/20/2038	149,490	167,362
Pool 699255, 6.00%, 09/15/2038	522,542	601,414
Pool 2698997, 6.00%, 09/20/2038	253,464	283,779
Pool 705999, 6.00%, 01/15/2039	100,345	113,921
Pool 2706407, 6.00%, 01/20/2039	71,381	79,905
Pool 582048, 6.50%, 01/15/2032	28,153	32,104
Pool 2696844, 6.50%, 08/20/2038	237,240	264,694
Pool 2706408, 6.50%, 01/20/2039	122,838	128,810
Pool 530199, 7.00%, 03/20/2031	51,996	53,267
		48,699,216

HUD - 0.53%
2011-A, 2.05%, 08/01/2019	800,000	804,468
2010-A, 3.30%, 08/01/2019	5,718,000	5,974,029
0614, 5.51%, 08/01/2020	900,000	916,777
0620, 5.77%, 08/01/2026	2,663,000	2,715,741
		10,411,015

Small Business Administration - 4.06%
Pool 507253, 1.00%, 05/25/2030 (b)	67,081	66,634
Pool 507766, 1.08%, 07/25/2031 (b)	96,122	95,676
Pool 508901, 1.10%, 07/25/2020 (b)	115,980	115,446
Pool 508206, 1.10%, 09/25/2032 (b)	41,909	41,888
Pool 508298, 1.10%, 01/25/2033 (b)	244,676	244,022
Pool 508506, 1.13%, 06/25/2033 (b)	295,388	292,277
Pool American, 1.25%, 08/30/2022 (b)	713,854	740,581
Pool Cleburne, 1.25%, 08/30/2022 (b)	486,648	505,647
Pool Dairy Queen, 1.25%, 09/21/2022 (b)	119,305	121,902
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (b)	70,725	72,284
Pool Gentleden, 1.25%, 04/10/2023 (b)	183,761	188,129
Pool Juice It Up, 1.25%, 09/19/2023 (b)	163,234	166,952
Pool 509670, 1.25%, 04/25/2025 (b)	763,268	775,079
Pool 509678, 1.25%, 05/25/2025 (b)	2,030,866	2,042,946
Pool Charles Corner, 1.25%, 04/29/2034 (b)	483,158	498,213
Pool Chicago Taxi Parts, 1.25%, 04/29/2034 (b)	272,547	281,118
Pool C-Mai Enterprises, 1.25%, 10/15/2038 (b)	160,289	166,486
Pool 509417, 1.25%, 10/25/2038 (b)	1,149,980	1,150,779
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (b)	295,398	306,812
Pool 509661, 1.25%, 03/25/2040 (b)	3,440,991	3,471,238
Pool 509688, 1.25%, 08/25/2040 (b)	5,441,271	5,480,256
Pool 509760, 1.25%, 11/25/2040 (b)	3,292,556	3,303,236
Pool 508716, 1.32%, 06/25/2034 (b)	481,166	483,740
Pool 508890, 1.40%, 06/25/2020 (b)	117,679	117,575
Pool 509347, 1.75%, 11/25/2022 (b)	298,122	298,159
Pool 509392, 1.75%, 07/25/2023 (b)	1,319,059	1,320,069
Pool 509409, 1.75%, 09/25/2023 (b)	934,795	935,355
Pool 509596, 1.75%, 11/25/2024 (b)	840,341	840,212
Pool 509748, 1.75%, 09/25/2025 (b)	3,428,905	3,438,903
Pool 508969, 1.75%, 09/25/2035 (b)	285,512	291,240
Pool 508994, 1.75%, 01/25/2036 (b)	211,176	213,961
Pool 509084, 1.75%, 07/25/2036 (b)	218,233	217,971
Pool 509133, 1.75%, 09/25/2036 (b)	739,768	738,429
Pool 509225, 1.75%, 04/25/2037 (b)	739,955	749,955
Pool 509348, 1.75%, 02/25/2038 (b)	663,101	674,256
Pool 509350, 1.75%, 03/25/2038 (b)	1,448,559	1,466,093
Pool 509391, 1.75%, 06/25/2038 (b)	1,943,121	1,949,946
Pool 509460, 1.75%, 01/25/2039 (b)	1,880,084	1,877,214
Pool 509491, 1.75%, 02/25/2039 (b)	3,476,277	3,463,308
Pool 509541, 1.75%, 08/25/2039 (b)	1,159,824	1,177,220
Pool 509573, 1.75%, 09/25/2039 (b)	3,174,737	3,194,060
Pool 509575, 1.75%, 10/25/2039 (b)	2,576,565	2,588,905
Pool 509735, 1.75%, 09/25/2040 (b)	4,216,170	4,232,639
Pool 3046316007, 2.13%, 12/03/2032 (b)	228,057	232,808
Pool 509793, 2.61%, 01/25/2041 (b)	2,240,579	2,354,718
Pool 509010, 3.08%, 01/25/2036 (b)	113,869	120,310
Pool Premie, 3.08%, 08/29/2038 (b)	712,632	795,854
Pool Animal, 3.33%, 06/04/2023 (b)	311,788	338,421
Pool Econolodge, 3.58%, 09/11/2037 (b)	838,120	949,624
Pool 509900, 3.65%, 03/25/2042 (b)	4,720,312	5,206,445
Pool 522305, 3.95%, 11/25/2028 (b)	567,052	616,623

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Pool 522158, 4.16%, 01/25/2027 (b)	$1,489,238	$1,639,245
Pool 522156, 4.24%, 05/25/2040 (b)	1,013,868	1,160,703
Pool 522053, 4.26%, 05/25/2026 (b)	307,010	332,245
Pool 522194, 4.26%, 09/25/2040 (b)	299,558	341,030
Pool 521919, 4.28%, 12/25/2037 (b)	204,234	230,997
Pool Schatz, 4.33%, 10/04/2023 (b)	25,368	28,440
Pool 522125, 4.36%, 10/25/2026 (b)	267,290	293,656
Pool 509647, 4.36%, 12/25/2026 (b)	797,393	861,150
Pool 521984, 4.40%, 10/25/2038 (b)	460,710	514,639
Pool 521884, 4.41%, 08/25/2037 (b)	475,274	536,833
Pool 521967, 4.47%, 06/25/2038 (b)	2,166,680	2,447,418
Pool 522317, 4.50%, 03/25/2029 (b)	1,006,197	1,124,373
Pool 522371, 4.51%, 10/25/2029 (b)	253,340	283,424
Pool 521860, 4.59%, 03/25/2037 (b)	557,600	623,708
Pool 522328, 4.60%, 05/25/2029 (b)	103,411	115,109
Pool 521970, 4.60%, 07/25/2038 (b)	798,723	901,602
Pool Knights Inn, 4.61%, 08/27/2035	668,227	766,029
Pool 522268, 4.62%, 01/25/2029 (b)	2,649,938	2,946,493
Pool 522029, 4.65%, 02/25/2039 (b)	91,629	104,584
Pool 522020, 4.71%, 02/25/2026 (b)	320,423	351,951
Pool 522150, 4.75%, 02/25/2026 (b)	99,653	109,931
Pool Valeri, 4.88%, 11/15/2023 (b)	60,795	68,692
Pool 522282, 4.88%, 09/25/2028 (b)	403,759	453,862
Pool 522327, 4.94%, 05/25/2029 (b)	1,462,383	1,648,227
Pool Buck Pizza, 5.23%, 07/15/2024 (b)	51,617	55,315
Pool 7530434005, 5.27%, 06/29/2024 (a)	59,682	64,041
Pool 3829225004, 6.08%, 11/05/2020 (a)	310,479	329,066
		79,344,377

Small Business Administration Participation Certificates - 0.01%
2008-20C, 5.49%, 03/01/2028	21,712	23,775
2008-20E, 5.49%, 05/01/2028	70,973	77,723
		101,498

USDA Loan - 0.04%
Pool Highland, 5.28%, 07/14/2024 (a)	801,488	856,742
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,471,630,017)		1,458,769,830

MUNICIPAL BONDS - 21.20%
Arkansas - 0.06%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	210,000	208,280
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	429,118
3.40%, 11/01/2020	450,000	458,717
		1,096,115

California - 1.14%
California State Housing Finance Agency
2.79%, 08/01/2036	6,525,000	6,420,731
3.85%, 08/01/2031	3,250,000	3,201,575
Livermore Redevelopment Agency
0.58%, 07/15/2039 (b)	3,600,000	3,600,000
Los Angeles Community Development & Redevelopment Agency
6.25%, 09/01/2017	250,000	256,605
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	686,460
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	991,460
2.13%, 09/01/2020	400,000	396,676
2.50%, 09/01/2021	415,000	413,771
2.75%, 09/01/2022	500,000	500,230
3.50%, 09/01/2027	250,000	250,000
3.75%, 09/01/2031	605,000	600,257
Napa Community Redevelopment Agency
5.60%, 09/01/2018	185,000	185,257
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	755,486

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
San Francisco California Public Utilities Commission Water Revenue
1.95%, 11/01/2020	$1,000,000	$996,890
2.15%, 11/01/2021	500,000	499,735
2.40%, 11/01/2022	500,000	500,305
Tuolumne Wind Project Authority
6.92%, 01/01/2034	1,600,000	1,935,296
		22,190,734

Colorado - 0.15%
Colorado State Housing & Finance Authority
3.40%, 11/01/2045	2,988,739	3,000,335

Delaware - 0.31%
Delaware State Housing Authority
2.65%, 11/01/2041	6,250,000	6,056,438

District of Columbia - 0.07%
District of Columbia Housing Finance Agency
3.88%, 06/15/2045	1,335,561	1,362,299

Florida - 1.14%
Florida State Housing Finance Corp.
0.66%, 06/01/2048 (b) (c)	1,100,000	1,100,000
2.45%, 01/01/2043	3,775,287	3,609,213
2.80%, 07/01/2041	2,542,996	2,492,848
2.80%, 07/01/2041	5,282,358	5,178,190
3.13%, 07/01/2037	7,471,810	7,331,041
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	2,104,204	2,056,965
Pinellas County Health Facilities Authority
0.62%, 12/01/2024 (b)	110,000	110,000
Pinellas County Housing Finance Authority
0.64%, 10/01/2048 (b)	400,000	400,000
		22,278,257

Georgia - 0.03%
Atlanta
1.98%, 01/01/2018	385,000	386,478
1.98%, 01/01/2018	250,000	250,960
		637,438

Hawaii - 0.03%
Honolulu City & County
3.17%, 10/01/2033	400,000	376,444
3.22%, 10/01/2034	300,000	281,973
		658,417

Illinois - 1.31%
Illinois State Housing Development Authority
0.65%, 08/01/2034 (b) (c)	5,135,000	5,135,000
1.23%, 08/01/2017	1,060,000	1,060,657
2.42%, 07/01/2020	245,000	244,378
2.62%, 07/01/2021	685,000	683,007
2.63%, 03/01/2048	3,130,919	2,989,370
2.70%, 01/01/2020	650,000	654,134
2.77%, 01/01/2022	1,090,000	1,088,736
2.80%, 07/01/2020	565,000	566,333
2.81%, 02/01/2021	300,000	300,072
2.91%, 07/01/2022	1,265,000	1,263,697
3.05%, 07/01/2021	500,000	503,470
3.06%, 01/01/2023	775,000	775,116
3.16%, 07/01/2023	885,000	885,310
3.26%, 01/01/2024	910,000	909,745
3.27%, 07/01/2022	495,000	499,381
3.37%, 01/01/2023	250,000	252,510
3.37%, 07/01/2024	950,000	950,418
3.52%, 01/01/2025	770,000	771,532
3.62%, 01/01/2025	290,000	291,966
3.62%, 07/01/2025	250,000	250,888
4.00%, 02/01/2034	4,335,000	4,457,854

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
4.18%, 08/01/2029	$1,000,000	$1,004,530
		25,538,104

Indiana - 0.04%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	215,000	215,817
Tippecanoe Valley 2011 School Building
5.35%, 01/15/2026	475,000	542,996
		758,813

Iowa - 0.28%
Des Moines Area Community College
2.00%, 06/01/2017	500,000	501,575
2.00%, 06/01/2017	375,000	376,144
2.00%, 06/01/2018	510,000	516,482
2.00%, 06/01/2018	750,000	759,532
2.05%, 06/01/2024	575,000	554,030
2.05%, 06/01/2024	845,000	814,183
2.25%, 06/01/2025	690,000	667,658
2.25%, 06/01/2025	235,000	226,204
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,600
Iowa State Finance Authority
2.30%, 09/01/2040	732,331	694,118
Kirkwood Community College
2.50%, 06/01/2017	120,000	120,468
		5,475,994

Kentucky - 1.06%
Kentucky State Housing Corp.
2.34%, 01/01/2018	1,585,000	1,594,336
2.39%, 01/01/2020	340,000	340,133
2.54%, 07/01/2020	230,000	230,471
2.55%, 07/01/2020	1,435,000	1,438,616
2.88%, 01/01/2022	300,000	301,782
2.93%, 07/01/2022	335,000	336,430
3.00%, 11/01/2041	7,440,000	7,300,723
3.38%, 01/01/2025	165,000	164,987
3.50%, 07/01/2031	750,000	737,063
3.86%, 01/01/2034	150,000	150,450
4.00%, 07/01/2037	2,860,000	2,962,216
4.25%, 07/01/2033	2,040,000	2,108,789
4.27%, 01/01/2028	3,000,000	3,058,740
		20,724,736

Louisiana - 0.23%
Louisiana State Housing Corp.
2.10%, 12/01/2038	4,622,802	4,390,136

Maine - 0.06%
Maine State Housing Authority
1.44%, 11/15/2017	860,000	861,247
4.00%, 11/15/2024 (c)	250,000	251,065
		1,112,312

Maryland - 1.21%
Maryland State Community Development Administration
0.66%, 12/01/2040 (b) (c)	1,200,000	1,200,000
0.69%, 09/01/2040 (b) (c)	2,100,000	2,100,000
2.36%, 09/01/2018	150,000	151,326
2.49%, 03/01/2019	450,000	454,131
2.86%, 09/01/2040	1,985,000	1,971,681
3.35%, 03/01/2023	705,000	720,030
3.46%, 09/01/2031	5,000,000	4,832,450
3.50%, 09/01/2047	5,000,000	5,094,150
3.80%, 03/01/2039	3,850,000	3,709,860
4.00%, 09/01/2025	3,195,000	3,272,894
Montgomery County
4.60%, 05/01/2026	200,000	211,494
		23,718,016

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Massachusetts - 1.35%
Chelsea
6.00%, 01/15/2018	$260,000	$269,617
Massachusetts State Development Finance Agency
4.32%, 04/01/2018	740,000	764,191
Massachusetts State Housing Finance Agency
1.53%, 06/01/2018	155,000	154,391
1.66%, 12/01/2018	845,000	839,415
1.80%, 12/01/2019	200,000	197,510
1.93%, 12/01/2019	895,000	882,891
2.06%, 12/01/2020	105,000	102,217
2.21%, 06/01/2018	210,000	210,790
2.25%, 12/01/2021	250,000	242,702
2.45%, 12/01/2022	250,000	241,905
2.51%, 06/01/2019	160,000	160,755
2.55%, 06/01/2023	355,000	341,332
2.61%, 12/01/2019	600,000	602,646
2.65%, 12/01/2023	250,000	239,760
2.80%, 06/01/2024	275,000	264,217
2.90%, 12/01/2024	250,000	240,175
2.95%, 06/01/2025	250,000	238,208
3.00%, 12/01/2025	250,000	237,655
3.09%, 06/01/2020	200,000	202,352
3.15%, 06/01/2027	250,000	236,908
3.19%, 12/01/2020	315,000	319,240
3.45%, 12/01/2050 (b)	1,150,000	1,161,672
4.50%, 04/15/2054	3,924,939	3,952,924
4.55%, 12/01/2035	500,000	502,825
4.71%, 12/01/2037	1,545,000	1,557,375
4.75%, 12/01/2045	3,490,000	3,437,092
4.84%, 06/01/2043	3,875,000	3,902,977
5.00%, 12/01/2055	3,165,000	3,167,437
5.96%, 06/01/2017	120,000	121,231
6.50%, 12/01/2039	1,115,000	1,129,718
6.87%, 12/01/2030	460,000	494,514
		26,416,642

Michigan - 0.40%
Michigan State Housing Development Authority
0.63%, 06/01/2038 (b) (c)	860,000	860,000
2.00%, 10/01/2020	400,000	394,216
2.67%, 04/01/2020	275,000	275,181
2.77%, 10/01/2020	255,000	255,887
3.03%, 04/01/2021	435,000	438,506
3.13%, 10/01/2021	445,000	449,116
3.28%, 04/01/2022	450,000	456,804
3.53%, 04/01/2023	465,000	473,589
3.63%, 10/01/2023	450,000	460,319
3.74%, 10/01/2033	2,185,000	2,100,965
4.33%, 10/01/2029	1,640,000	1,683,591
		7,848,174

Minnesota - 0.20%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	2,503,701	2,431,044
3.80%, 07/01/2031	555,000	535,398
4.20%, 07/01/2037	875,000	838,399
5.76%, 01/01/2037	45,000	45,190
		3,850,031

Mississippi - 0.14%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	145,271
Mississippi State Home Corp.
3.05%, 12/01/2034	2,533,354	2,484,790
		2,630,061

Missouri - 0.02%
Missouri State Health & Educational Facilities Authority
3.69%, 02/15/2047	170,000	166,547

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
Missouri State Housing Development Commission
2.65%, 11/01/2041	$270,000	$261,490
		428,037

New Hampshire - 0.08%
New Hampshire State Housing Finance Authority
3.75%, 07/01/2034	780,000	796,154
4.00%, 07/01/2035	825,000	842,836
		1,638,990

New Jersey - 1.55%
New Jersey State Housing & Mortgage Finance Agency
2.01%, 11/01/2018	1,470,000	1,468,295
2.30%, 05/01/2019	1,245,000	1,244,402
2.35%, 11/01/2019	2,050,000	2,043,563
2.38%, 11/01/2017	80,000	80,378
2.65%, 11/01/2020	1,010,000	1,003,284
2.70%, 05/01/2019	360,000	360,972
2.78%, 05/01/2021	1,000,000	986,540
2.80%, 11/01/2019	375,000	375,758
2.88%, 11/01/2021	615,000	605,984
2.99%, 11/01/2019	100,000	101,749
3.03%, 05/01/2022	1,000,000	987,240
3.05%, 05/01/2020	390,000	392,449
3.27%, 11/01/2020	100,000	102,063
3.35%, 11/01/2020	395,000	398,519
3.42%, 05/01/2023	2,850,000	2,833,698
3.45%, 05/01/2021	405,000	407,653
3.55%, 11/01/2021	425,000	428,205
3.57%, 11/01/2021	70,000	71,857
3.65%, 05/01/2022	430,000	433,960
3.72%, 11/01/2022	125,000	128,111
3.80%, 11/01/2022	450,000	455,738
3.90%, 05/01/2023	460,000	465,635
4.00%, 11/01/2023	475,000	481,299
4.10%, 05/01/2024	485,000	491,261
4.20%, 11/01/2024	505,000	512,378
4.57%, 11/01/2027	900,000	926,127
4.63%, 11/01/2036	335,000	329,911
4.88%, 11/01/2029	2,500,000	2,551,375
4.89%, 11/01/2032	1,435,000	1,445,963
5.00%, 11/01/2046	425,000	417,184
5.09%, 11/01/2043	4,785,000	4,787,680
5.93%, 11/01/2028	1,625,000	1,627,372
6.13%, 11/01/2037	1,315,000	1,316,907
		30,263,510

New Mexico - 0.36%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	687,092	656,455
2.60%, 09/01/2040	4,755,000	4,561,376
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,715,000	1,755,800
		6,973,631

New York - 4.71%
New York City Housing Development Corp.
1.16%, 05/01/2017	910,000	910,018
1.31%, 11/01/2018	650,000	646,581
1.36%, 05/01/2019	1,535,000	1,519,773
1.44%, 05/01/2017	1,215,000	1,215,571
1.46%, 11/01/2019	1,000,000	987,860
1.59%, 05/01/2017	785,000	785,557
1.59%, 11/01/2017	1,225,000	1,226,960
1.63%, 05/01/2020	2,250,000	2,202,255
1.73%, 05/01/2017	780,000	780,733
1.73%, 08/01/2017	730,000	731,146
1.73%, 11/01/2020	1,230,000	1,200,000
1.74%, 05/01/2018	1,240,000	1,241,860
1.75%, 11/01/2017	550,000	551,474
1.83%, 05/01/2021	1,830,000	1,778,303
1.93%, 11/01/2021	615,000	595,874

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
1.94%, 02/01/2018	$550,000	$551,645
2.01%, 05/01/2019	1,270,000	1,273,416
2.04%, 11/01/2018	805,000	810,514
2.04%, 05/01/2022	500,000	485,065
2.14%, 11/01/2022	100,000	96,776
2.24%, 05/01/2020	800,000	796,576
2.26%, 11/01/2018	630,000	636,527
2.37%, 05/01/2024	500,000	477,170
2.43%, 05/01/2019	420,000	425,044
2.47%, 11/01/2024	135,000	128,498
2.49%, 05/01/2021	130,000	129,428
2.51%, 08/01/2017	1,710,000	1,717,404
2.59%, 11/01/2019	820,000	832,144
2.62%, 05/01/2026	500,000	471,665
2.64%, 11/01/2021	750,000	748,500
2.71%, 02/01/2018	1,730,000	1,746,660
2.74%, 05/01/2022	710,000	708,104
2.77%, 11/01/2021	1,295,000	1,301,138
2.77%, 11/01/2026	250,000	235,305
2.79%, 05/01/2017	2,195,000	2,200,597
2.84%, 11/01/2022	1,000,000	997,730
2.91%, 08/01/2018	1,750,000	1,776,442
2.95%, 05/01/2022	1,610,000	1,615,683
2.98%, 05/01/2023	1,245,000	1,243,805
3.03%, 11/01/2023	500,000	496,585
3.05%, 11/01/2022	705,000	708,180
3.11%, 02/01/2019	1,775,000	1,808,920
3.11%, 05/01/2023	1,525,000	1,534,806
3.16%, 11/01/2023	1,550,000	1,551,643
3.18%, 05/01/2024	1,070,000	1,062,885
3.23%, 11/01/2024	725,000	720,875
3.26%, 08/01/2019	1,805,000	1,852,490
3.28%, 05/01/2025	220,000	217,855
3.31%, 11/01/2024	1,610,000	1,618,887
3.33%, 11/01/2025	750,000	742,410
3.43%, 02/01/2020	1,830,000	1,873,170
3.58%, 08/01/2020	965,000	994,616
3.89%, 11/01/2029	995,000	1,008,840
4.32%, 11/01/2035	2,930,000	2,973,452
4.97%, 05/01/2019	1,455,000	1,508,224
5.27%, 08/01/2035	1,000,000	1,058,600
5.63%, 11/01/2024	3,250,000	3,476,785
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	974,345
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	820,000	771,021
2.72%, 07/15/2030	1,000,000	936,610
2.77%, 07/15/2031	1,960,000	1,828,935
3.11%, 07/15/2039	170,000	154,054
New York State Housing Finance Agency
0.58%, 11/01/2046 (b)	5,000,000	5,000,000
0.59%, 11/01/2041 (b)	2,500,000	2,500,000
0.64%, 05/15/2037 (b) (c)	2,600,000	2,600,000
0.76%, 11/01/2038 (b)	840,000	840,000
4.90%, 08/15/2025 (c)	220,000	224,466
5.05%, 08/15/2039 (c)	1,285,000	1,287,840
New York State Mortgage Agency
1.19%, 04/01/2017	1,000,000	1,000,050
1.59%, 04/01/2018	2,000,000	1,998,120
1.66%, 04/01/2017	290,000	290,032
1.97%, 04/01/2018	970,000	971,232
2.43%, 10/01/2019	1,005,000	1,005,985
3.07%, 04/01/2023	490,000	487,109
3.40%, 10/01/2022	1,815,000	1,844,385
3.87%, 10/01/2025	4,355,000	4,422,241
		92,125,449

North Carolina - 0.34%
North Carolina State Housing Finance Agency
1.97%, 07/01/2017	410,000	410,590
2.57%, 01/01/2019	415,350	417,963
2.81%, 07/01/2035	4,775,000	4,750,839

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
3.41%, 07/01/2022	$280,000	$286,356
4.01%, 01/01/2026	745,000	765,629
		6,631,377

Ohio - 0.48%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	8,918,880	8,750,581
3.25%, 03/01/2046	723,043	718,733
		9,469,314

Oregon - 0.02%
Portland
4.62%, 06/15/2018	325,000	336,011
6.03%, 06/15/2018	108,840	112,372
		448,383

Pennsylvania - 0.27%
Pennsylvania State Financing Authority
3.08%, 06/01/2023	500,000	505,910
4.86%, 06/01/2018	50,000	52,000
5.17%, 06/01/2017	600,000	606,210
5.41%, 06/01/2022	500,000	556,340
6.39%, 06/01/2024	225,000	257,085
Pennsylvania State Housing Finance Agency
0.65%, 10/01/2034 (b) (c)	635,000	635,000
0.65%, 10/01/2034 (b) (c)	2,600,000	2,600,000
		5,212,545

Rhode Island - 0.05%
Rhode Island State Housing & Mortgage Finance Corp.
3.77%, 10/01/2027	1,000,000	995,820

South Carolina - 0.23%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	3,570,000	3,514,308
4.00%, 07/01/2034	1,020,000	1,041,757
		4,556,065

South Dakota - 0.40%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	985,000	974,047
3.43%, 11/01/2031	1,595,000	1,516,319
3.50%, 11/01/2041	1,585,000	1,605,668
3.77%, 11/01/2035	3,000,000	2,845,830
3.80%, 05/01/2031	940,000	912,655
		7,854,519

Tennessee - 0.10%
Tennessee State Housing Development Agency
2.95%, 07/01/2027	500,000	471,755
3.00%, 01/01/2028	480,000	455,242
3.50%, 07/01/2031	1,000,000	1,025,620
		1,952,617

Texas - 1.10%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	500,168
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	8,825,000	8,642,675
Texas State Department of Housing & Community Affairs
0.74%, 09/01/2036 (b)	2,500,000	2,500,000
2.88%, 07/01/2041	4,460,000	4,388,239
3.18%, 03/01/2039	4,255,000	4,150,114
University of North Texas
3.86%, 04/15/2032	1,250,000	1,277,937
		21,459,133

Utah - 0.54%
Utah State Housing Corp.
2.05%, 01/01/2043	2,405,000	2,284,558
2.15%, 01/01/2043	2,875,000	2,792,142
2.20%, 07/01/2041	2,595,000	2,496,130

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
2.70%, 07/01/2044	$2,234,000	$2,160,122
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	548,932
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	106,499
4.40%, 05/01/2019	200,000	214,276
		10,602,659

Virginia - 1.30%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	500,000	514,905
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	500,330
2.77%, 03/01/2018	1,000,000	1,000,000
3.10%, 06/25/2041	8,724,245	8,568,518
3.25%, 08/25/2042	1,838,188	1,793,428
3.40%, 12/01/2026	500,000	493,820
3.57%, 10/01/2026	2,000,000	2,017,660
4.17%, 10/01/2032	1,000,000	1,015,430
4.25%, 10/25/2043	1,238,133	1,250,069
4.30%, 12/25/2043	2,350,342	2,379,509
5.28%, 03/01/2028	320,000	320,000
5.50%, 06/25/2034 (a)	1,851,731	1,832,334
5.50%, 03/25/2036 (a)	1,669,982	1,758,700
6.32%, 08/01/2019	1,980,000	2,064,902
		25,509,605

Washington - 0.33%
King County Housing Authority
6.38%, 12/31/2046	3,595,000	3,635,767
Port of Vancouver
3.60%, 12/01/2033	530,000	495,789
3.81%, 12/01/2036	1,000,000	941,880
3.91%, 12/01/2041	1,000,000	932,120
Washington State Housing Finance Commission
0.95%, 01/15/2037 (b)	525,000	525,000
		6,530,556

West Virginia - 0.11%
West Virginia State Housing Development Fund
1.23%, 05/01/2017	250,000	249,997
1.68%, 05/01/2019	250,000	249,102
1.95%, 05/01/2020	250,000	247,118
2.05%, 11/01/2020	325,000	320,694
2.30%, 11/01/2021	500,000	492,520
2.81%, 05/01/2018	650,000	660,127
		2,219,558
TOTAL MUNICIPAL BONDS (Cost $418,574,714)		414,614,820

ASSET-BACKED SECURITIES - 1.18%
HERO Funding Trust
3.08%, 09/20/2042 (a) (d)	8,455,327	8,251,874
3.57%, 09/20/2047 (a) (d)	4,677,603	4,687,838
3.75%, 09/20/2041 (a) (d)	3,143,647	3,184,907
Oportun Funding IV
3.28%, 11/08/2021 (d)	6,500,000	6,446,114
Toyota Auto Receivables Owner Trust
1.02%, 10/15/2018	551,437	550,952
TOTAL ASSET-BACKED SECURITIES (Cost $23,319,489)		23,121,685

U.S. TREASURY OBLIGATIONS - 0.76%
U.S. Treasury Bonds
2.25%, 08/15/2046	11,000,000	9,407,574
2.50%, 05/15/2046	6,000,000	5,427,888
TOTAL U.S. TREASURY OBLIGATIONS (Cost $15,811,079)		14,835,462

CERTIFICATES OF DEPOSIT - 0.06%
Carver Federal Savings Bank
0.80%, 06/22/2017	1,000,000	1,000,000
Self Help

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount/Shares	Value
0.87%, 12/31/2049	$250,000	$250,000
		—
TOTAL CERTIFICATES OF DEPOSIT (Cost $1,250,000)		1,250,000

SHORT-TERM INVESTMENT - 2.87%
Money Market Fund - 2.87%
First American Government Obligations Fund, Cl Z, 0.41% (e)	56,059,476	56,059,476
TOTAL SHORT-TERM INVESTMENT (Cost $56,059,476)		56,059,476

Total Investments (Cost $1,995,431,543) - 101.13%		1,977,738,182
Liabilities in Excess of Other Assets, Net - (1.13)%		(22,173,324)
NET ASSETS - 100.00%		$1,955,564,858

Footnotes
The following information for the Fund is presented on an income tax basis as of February 28, 2017:
Cost of Investments	$1,995,431,543
Gross Unrealized Appreciation	14,975,710
Gross Unrealized Depreciation	(32,669,071)
Net Unrealized Depreciation	$(17,693,361)

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at February 28, 2017 is $74,615,369, which represents 3.82% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2017.
(c)	Security is subject to Alternative Minimum Tax.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  The security may only be resold to qualified institutional buyers in transactions exempt from registration.  At February 28, 2017, the security amounted to $22,570,733, which represents 1.15% of total net assets.

(e)	The rate shown is the 7-day effective yield as of February 28, 2017.

Cl — Class
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HUD — Housing and Urban Development
TBA — To Be Announced
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2017:

Investments in Securities	Level 1	Level 2	Level 3		Total
Corporate Bonds	$-	$9,086,909	$-		$9,086,909
U.S. Government & Agency Obligations	-	1,403,870,114	54,899,716		1,458,769,830
Municipal Bonds	-	411,023,786	3,591,034		414,614,820
Asset-Backed Securities	-	6,997,066	16,124,619		23,121,685
U.S. Treasury Obligations	-	14,835,462	-		14,835,462
Certificates of Deposit	-	1,250,000	-		1,250,000
Short-Term Investment	56,059,476	-	-		56,059,476
Total Investments in Securities	$56,059,476	$1,847,063,337	$74,615,369	*	$1,977,738,182

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$27,467,305
Accrued discounts/premiums	9,481
Realized gain/(loss)	590,138
Change in appreciation/(depreciation)	(341,060)
Purchases	(5,184,305)
Sales	(18,964,195)
Amortization sold	(21,407)
Transfer into Level 3	54,146,556
Transfer out of Level 3	(2,802,797)
Ending balance as of February 28, 2017	$54,899,716
Change in unrealized losses included in earnings related to securities still held at reporting date	$(568,551)

Investments in Municipal Bonds
Beginning Balance as of June 1, 2016	$4,037,961
Accrued discounts/premiums	(304)
Realized gain/(loss)	7,016
Change in appreciation/(depreciation)	(51,487)
Purchases	-
Sales	(403,856)
Amortization sold	1,704
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2017	$3,591,034
Change in unrealized losses included in earnings related to securities still held at reporting date	$(51,487)

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2016	$3,538,118
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	(148,017)
Purchases	-
Sales	12,734,488
Amortization sold	30
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2017	$16,124,619
Change in unrealized losses included in earnings related to securities still held at reporting date	$(148,017)

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

For the period ended February 28, 2017, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended February 28, 2017, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2017.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Project Loans	$10,100,962	Matrix Pricing	Structure	Lockout range 5.09-7.81 years (6.06 yr average lock out), remaining maturity term range 4.49-33.53 years (21.45 year average maturity range)
			Remaining Average Life	0.39 - 7.50 (3.65) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+266 - N+281 (N+273)
			Offered Quotes variance to Mark	0.17% - 2.41% (0.92%)
FNMA Multifamily - DUS	$21,592,119	Matrix Pricing	Structure
('1: '30YR Amortization / 30YR Balloon / 15YR Yield Maintenance Period) (2: '30YR Amortization / 4YR 10MO Balloon / 4YR 4MO Yield Maintenance Period / FULL IO) (3: '30YR Amortization / 16YR Balloon / 15YR Yield Maintenance Period / 3YR IO)

			Average Life	12.72
			Coupon	3.28%
			Spread	N+77
			Offered Quotes variance to Mark	0.47%
GNMA Multifamily - REMICs	$21,956,786	Matrix Pricing	Structure	9.90 year average life sequential payer / 4.75 year average life sequential payer
			Remaining Average Life	7.33
			Coupon	2.35%
			Spread to benchmark	N+98
			Offered Quotes variance to Mark	0.36%
Small Business Administration	$393,107	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	1.43 - 4.75 (3.09) years
			Coupon	5.63% - 6.08% (5.86%)
			Spread to Benchmark	N+57 - N+160 (N+109)
			Offered Quotes variance to Mark	Utilize dealer indications
USDA Loans	$856,742	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	4.07 - 8.74 (6.41) years
			Coupon	4.33% - 5.28% (4.81)%
			Spread to Benchmark	N+176 - N+199 (N+188)
			Offered Quotes variance to Mark	Utilize dealer indications
Taxable Municipal Bonds	$3,591,034	Matrix Pricing	Remaining Average Life	4.93-5.64 (5.29) years
			Coupon	5.50%
			Spread to benchmark	-6/TBA to -12.36/tba (-9.18/TBA)
			Offered Quotes variance to Mark	Utilizing dealer indications

The Community Reinvestment Act Qualified Investment Fund

Schedule of Investments February 28, 2017 (unaudited)

Financial Asset	Fair Value at February 28, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
Asset-Backed Securities	$16,124,619	Matrix Pricing	Structure	Fixed rate coupon
			Remaining Average Life	5.70 - 6.46 (5.96) years
			Coupon	3.08% - 3.75% (3.47)%
			Spread to benchmark	N+155 - N+170 (N+165)
			Offered Quotes variance to Mark	-0.54%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2017, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount	Value
MUNICIPAL BONDS - 40.80%
Arizona - 0.23%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (h)	$70,000	$70,238

California - 6.77%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (h)	150,000	167,289
Pomona Pension Obligation Refunding
5.83%, 07/01/2035 (h)	420,000	421,399
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031 (h)	290,000	329,309
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (h)	250,000	301,020
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (h)	250,000	277,123
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (h)	500,000	604,780
		2,100,920

Florida - 7.65%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (h)	145,000	151,323
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (h)	220,000	248,679
6.25%, 10/01/2045 (h)	745,000	832,731
Miami-Dade County
7.50%, 04/01/2040 (h)	500,000	678,275
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (h)	405,000	461,340
		2,372,348

Georgia - 1.34%
Atlanta Development Authority
5.35%, 01/01/2035 (h)	400,000	416,440

Illinois - 1.57%
Bedford Park Village
6.57%, 12/01/2030 (h)	445,000	486,888

Louisiana - 1.75%
New Orleans Public Improvement
6.05%, 12/01/2038 (h)	500,000	543,945

Maryland - 1.68%
Baltimore
5.38%, 09/01/2030 (h)	500,000	519,820

Massachusetts - 0.23%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	70,000	72,057

Minnesota - 0.54%
Minneapolis Development Revenue
6.50%, 06/01/2040 (h)	155,000	168,831

Missouri - 1.20%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (h)	365,000	372,599

Nevada - 2.78%
Washoe County
7.97%, 02/01/2040 (h)	675,000	861,253

1

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount/Shares	Value
MUNICIPAL BONDS — continued
New Jersey - 0.64%
New Jersey State Economic Development Authority
6.31%, 07/01/2026 (h)	$175,000	$197,060

North Carolina - 0.77%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041 (h)	225,000	239,510

Ohio - 1.92%
Montgomery
4.80%, 12/01/2037 (h)	110,000	111,420
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (h)	230,000	238,839
7.08%, 12/01/2040 (h)	235,000	245,157
		595,416

Oklahoma - 0.40%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (h)	120,000	125,664

South Carolina - 1.44%
Myrtle Beach
5.90%, 06/01/2039 (h)	400,000	445,396

Texas - 4.91%
Austin
5.75%, 11/15/2042 (h)	750,000	832,260
5.75%, 11/15/2042 (h)	300,000	328,851
Harris County Cultural Education Facilities Finance Corp.
6.88%, 10/01/2033 (h)	340,000	360,230
		1,521,341

Washington - 0.72%
King County Housing Authority
6.38%, 12/31/2046 (h)	220,000	222,495

West Virginia - 2.61%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2036 (h)	550,000	591,789
8.25%, 03/01/2035 (h)	195,000	218,458
		810,247

Wisconsin - 1.65%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (h)	475,000	510,345

TOTAL MUNICIPAL BONDS
(Cost $12,420,630)		12,652,813

COMMON STOCK - 33.47%
Consumer Discretionary - 5.01%
EnerCare (Canada)	55,000	780,982
Regal Entertainment Group (h)	12,000	258,960
Six Flags Entertainment (a)	8,500	515,185
		1,555,127
		—
Consumer Staples - 1.84%
Diageo (a)	5,000	571,550
Energy - 12.21%
Crestwood Equity Partners (a) (b) (h)	35,000	906,500
CSI Compressco (a) (b)	13,000	144,430
NGL Energy Partners (a) (b)	20,000	444,000
ONEOK (a)	10,000	540,500
ONEOK Partners (b) (h)	5,500	288,090
Scorpio Tankers (a) (h)	154,200	593,670
Tesoro Logistics (a) (b) (h)	7,500	422,325
TETRA Technologies (a) (c)	24,000	107,760

2

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

	Shares/Principal Amount	Value
COMMON STOCK — continued
Viper Energy Partners (a) (b)	19,000	$338,200
		3,785,475
		—
Financials - 4.81%
Ares Capital (a)	5,700	101,175
Blackstone Mortgage Trust (a) (d) (h)	16,000	498,240
Starwood Property Trust (d)	27,000	617,220
Tiptree	43,214	274,409
		1,491,044
		—
Industrials - 3.17%
Aircastle (a) (h)	4,100	98,523
Macquarie Infrastructure (a) (h)	11,500	884,810
		983,333
		—
Information Technology - 0.82%
Dell Technologies (c)	4,000	253,960
		—
Real Estate - 3.93%
Independence Realty Trust (d)	60,000	551,400
Weyerhaeuser (a) (d) (h)	19,800	667,656
		1,219,056
		—
Utilities - 1.68%
NRG Yield (a)	30,000	522,000
TOTAL COMMON STOCK
(Cost $9,299,921)		10,381,545

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 14.24%
FGLMC Single Family - 0.04%
Pool FHR 2106 S, 7.28%, 12/15/2028 (e) (j)	$61,172	12,341

FHA Project Loans - 7.57%
Pool A35272, 5.00%, 06/01/2035 (f)	262,630	262,055
Pool Robin Ridge, 5.75%, 01/01/2035 (f)	111,856	111,396
Pool 023-98146, 6.51%, 07/01/2047 (f)	1,861,063	1,973,280
		2,346,731

FNMA Multifamily - 1.59%
Pool 957188, 5.65%, 06/01/2017 (h)	44,908	45,005
Pool 464296, 5.86%, 01/01/2028 (h)	342,632	349,207
Pool 463194, 6.36%, 08/01/2027 (h)	96,093	98,260
		492,472

GNMA Multifamily - 1.97%
Pool 699710, 5.43%, 07/15/2044 (h)	403,151	412,222
Pool 2010-68, 5.80%, 06/20/2040 (e)	1,066,438	198,404
		610,626

Small Business Administration - 0.20%
Pool 2008-20C, 5.49%, 03/01/2028	57,383	62,834

USDA Loan - 2.87%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (f)	814,038	890,208
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,408,588)		4,415,212

PREFERRED STOCK - 10.67%
Energy - 3.20%
NuStar Energy (e)	10,000	268,000
Scorpio Tankers (a)	8,700	221,415
Targa Resources Partners (e) (h)	18,334	503,268
		992,683
		—
Financials - 7.47%
Axis Capital Holdings	16,000	406,240
Chimera Investment (c) (e)	25,000	623,250
GMAC Capital Trust I (e) (h)	50,000	1,286,000
		2,315,490
		—
TOTAL PREFERRED STOCK
(Cost $3,220,326)		3,308,173

CORPORATE BONDS - 9.81%
Allstate
6.13%, 05/15/2037 (e) (h)	750,000	744,375

3

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

	Principal Amount/Shares	Value
CORPORATE BONDS — continued
DNB Bank
6.50%, 12/29/2049 (e)	$500,000	$525,000
Post Holdings
7.38%, 02/15/2022	750,000	777,750
Salvation Army
5.68%, 09/01/2031	100,000	108,617
Scorpio Tankers
2.38%, 07/01/2019 (a) (g)	300,000	262,875
Societe Generale
8.25%, 09/29/2049 (e)	600,000	625,404
TOTAL CORPORATE BONDS
(Cost $3,014,817)		3,044,021

CLOSED-END FUNDS - 7.18%
Deutsche High Income Opportunities Fund	14,000	206,640
Eaton Vance Limited Duration Income Fund	40,000	567,600
Neuberger Berman MLP Income Fund (h)	25,000	256,500
PIMCO Dynamic Credit and Mortgage Income Fund (h)	35,400	741,984
Prudential Global Short Duration High Yield Fund	30,000	455,100
TOTAL CLOSED-END FUNDS
(Cost $2,035,941)		2,227,824

ASSET-BACKED SECURITIES - 6.83%
HASC
1.17%, 11/25/2035 (e)	235,000	196,472
HERO Funding Trust
3.75%, 09/20/2041 (f) (g)	222,323	225,241
3.91%, 09/20/2042 (f)	328,818	335,356
4.50%, 09/21/2042 (f) (g)	750,000	740,889
5.24%, 09/20/2042 (f) (g)	350,000	346,090
Oportun Funding IV
3.28%, 11/08/2021 (g)	250,000	247,927
Toyota Auto Receivables Owner Trust
1.02%, 10/15/2018	25,625	25,603
TOTAL ASSET-BACKED SECURITIES
(Cost $2,061,740)		2,117,578

SHORT-TERM INVESTMENT - 1.67%
Money Market Fund - 1.67%
First American Government Obligations Fund, Cl Z, 0.41% (i)	516,728	516,728
TOTAL SHORT-TERM INVESTMENT
(Cost $516,728)		516,728

Total Investments (Cost $36,978,691) - 124.67%		38,663,894
Liabilities in Excess of Other Assets, Net - (24.67)%		(7,651,647)
NET ASSETS - 100.00%		$31,012,247

	Shares	Value
COMMON STOCK SOLD SHORT - (13.03)%
Consumer Staples - (1.37)%
Sysco	(2,000)	$(105,440)
Wal-Mart Stores	(4,500)	(319,185)
		(424,625)

Energy - (5.32)%
Chevron	(3,600)	(405,000)
Exxon Mobil	(7,650)	(622,098)
Helmerich & Payne	(1,000)	(68,370)
Kinder Morgan (a)	(12,000)	(255,720)
MPLX (b)	(8,000)	(297,680)
		(1,648,868)

Financials - (0.91)%
CVS Health (a)	(3,500)	(282,030)

Industrials - (1.73)%
Caterpillar	(4,000)	(386,640)
Fastenal	(3,000)	(150,090)
		(536,730)

4

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

	Shares	Value
COMMON STOCK SOLD SHORT — continued
Real Estate - (2.26)%
AvalonBay Communities (d)	(1,350)	$(248,103)
Equity Residential (a) (d)	(4,000)	(252,280)
Simon Property Group (d)	(1,100)	(202,840)
		(703,223)

Utilities - (1.44)%
SCANA (a)	(3,500)	(242,725)
Southern	(4,000)	(203,280)
		(446,005)

TOTAL COMMON STOCK SOLD SHORT
(Proceeds $4,018,512)		(4,041,481)

EXCHANGE TRADED FUNDS SOLD SHORT - (3.19)%
Consumer Staples Select Sector SPDR Fund	(2,000)	(110,200)
SPDR S&P Dividend Fund	(7,000)	(621,390)
Utilities Select Sector SPDR Fund	(5,000)	(258,850)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $930,678)		(990,440)

Total Securities Sold Short
(Proceeds $4,949,190)		(5,031,921)
	Contracts
PURCHASED OPTIONS † (c) - 0.85%
Alerian,
Expires 03/18/2017, Strike Price: $12.00	500	—
Blackstone Group,
Expires 06/17/2017, Strike Price: $29.00	30	4,830
Boeing,
Expires 03/18/2017, Strike Price: $172.50	20	1,035
Crestwood Equity Partners,
Expires 03/18/2017, Strike Price: $25.00	20	2,400
Expires 04/22/2017, Strike Price: $30.00	100	1,500
CSI Compressco,
Expires 03/18/2017, Strike Price: $12.50	200	2,000
Energy Select Sector SPDR Fund,
Expires 03/18/2017, Strike Price: $70.00	40	3,320
Financial Select Sector SPDR Fund,
Expires 03/18/2017, Strike Price: $25.00	200	3,800
Expires 05/20/2017, Strike Price: $23.00	800	30,400
Industrial Select Sector SPDR Fund,
Expires 03/18/2017, Strike Price: $65.00	30	1,770
iShares China Large-Capital ETF,
Expires 03/18/2017, Strike Price: $35.50	100	500
iShares iBoxx $ Investment Grade Corporate Bond ETF,
Expires 03/18/2017, Strike Price: $115.00	40	200
iShares MSCI France ETF,
Expires 03/18/2017, Strike Price: $25.00	35	525
iShares Russell 2000 ETF,
Expires 03/18/2017, Strike Price: $136.00	700	98,700
Macquarie Infrastructure,
Expires 03/18/2017, Strike Price: $80.00	130	650
Expires 04/22/2017, Strike Price: $80.00	35	1,785
Macy's,
Expires 05/20/2017, Strike Price: $35.00	60	8,520
NGL Energy Partners,
Expires 03/18/2017, Strike Price: $22.50	50	2,750
Expires 03/18/2017, Strike Price: $25.00	100	500
ONEOK,
Expires 03/18/2017, Strike Price: $57.50	33	1,485
PBF Energy,
Expires 06/17/2017, Strike Price: $30.00	150	5,250
Scorpio Tankers,
Expires 03/18/2017, Strike Price: $4.00	200	1,000
Expires 04/22/2017, Strike Price: $5.00	320	1,600
Seaspan,
Expires 03/18/2017, Strike Price: $7.50	100	6,000

5

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

	Contracts	Value
PURCHASED OPTIONS — continued
Six Flags Entertainment Corp.,
Expires 03/18/2017, Strike Price: $60.00	25	$3,500
SPDR Dow Jones Industrial Average ETF Trust,
Expires 03/18/2017, Strike Price: $202.00	250	13,500
SPDR S&P Oil & Gas Exploration & Production ETF,
Expires 04/22/2017, Strike Price: $38.00	100	17,500
SPDR S&P500 ETF Trust,
Expires 03/18/2017, Strike Price: $230.00	400	31,600
TETRA Technologies,
Expires 03/18/2017, Strike Price: $5.00	150	1,500
Time Warner,
Expires 03/18/2017, Strike Price: $95.00	20	400
United States Oil Fund,
Expires 03/18/2017, Strike Price: $11.00	390	2,340
VanEck Vectors Gold Miners ETF,
Expires 03/18/2017, Strike Price: $23.50	60	3,640
Weyerhaeuser,
Expires 04/22/2017, Strike Price: $31.00	30	8,940
TOTAL PURCHASED OPTIONS
(Cost $400,775)		263,440
WRITTEN OPTIONS † (c) - (0.34)%
Aircastle,
Expires 03/18/2017, Strike Price: $22.50	(11)	(2,200)
Expires 03/18/2017, Strike Price: $25.00	(20)	(300)
Ares Capital,
Expires 03/18/2017, Strike Price: $17.00	(25)	(2,125)
Expires 06/17/2017, Strike Price: $17.00	(10)	(830)
Blackstone Mortgage Trust,
Expires 03/18/2017, Strike Price: $30.00	(25)	(2,250)
Expires 04/22/2017, Strike Price: $30.00	(36)	(4,860)
Boeing,
Expires 03/18/2017, Strike Price: $170.00	(20)	(800)
CVS Health,
Expires 03/18/2017, Strike Price: $70.00	(10)	(150)
Diageo,
Expires 04/22/2017, Strike Price: $120.00	(15)	(900)
Energy Select Sector SPDR Fund,
Expires 03/18/2017, Strike Price: $66.00	(40)	(480)
Equity Residential,
Expires 03/18/2017, Strike Price: $57.50	(10)	(150)
Financial Select Sector SPDR Fund,
Expires 04/22/2017, Strike Price: $23.00	(800)	(16,000)
iShares Russell 2000 ETF,
Expires 03/18/2017, Strike Price: $130.00	(850)	(34,850)
Kinder Morgan,
Expires 04/22/2017, Strike Price: $20.00	(80)	(2,320)
Macy's,
Expires 05/20/2017, Strike Price: $40.00	(60)	(2,640)
NRG Yield,
Expires 03/18/2017, Strike Price: $17.50	(10)	(750)
SCANA,
Expires 03/18/2017, Strike Price: $65.00	(15)	(525)
SPDR Dow Jones Industrial Average ETF Trust,
Expires 03/18/2017, Strike Price: $190.00	(250)	(2,750)
Expires 03/18/2017, Strike Price: $195.00	(250)	(4,500)
SPDR S&P Oil & Gas Exploration & Production ETF,
Expires 04/22/2017, Strike Price: $33.00	(100)	(3,200)
SPDR S&P500 ETF Trust,
Expires 03/18/2017, Strike Price: $218.00	(75)	(1,275)
Expires 03/18/2017, Strike Price: $222.00	(550)	(13,750)
Tesoro Logistics,
Expires 03/18/2017, Strike Price: $60.00	(10)	(300)
United States Oil Fund,
Expires 03/18/2017, Strike Price: $10.50	(155)	(465)
Viper Energy Partners,
Expires 03/18/2017, Strike Price: $17.50	(60)	(6,300)
Weyerhaeuser,

6

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

	Contracts	Value
WRITTEN OPTIONS — continued
Expires 03/18/2017, Strike Price: $31.00	(3)	$(960)
		—
TOTAL WRITTEN OPTIONS
(Premiums Received $165,124)		$(105,630)

†
For the period ended February 28, 2017, the total amount of all open purchased and written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

A list of the open futures contracts held by the Fund at February 28, 2017, is as follows ‡:

‡
For the period ended February 28, 2017, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for this derivative type during the period.

Footnotes

The following information for the Fund is presented on an income tax basis as of February 28, 2017:

Cost of Investments	$36,978,691
Gross Unrealized Appreciation	2,220,108
Gross Unrealized Depreciation	(534,905)
Net Unrealized Appreciation	$1,685,203

(a)	Underlying security for a written/purchased option.
(b)	Security considered to be a Master Limited Partnership. At February 28, 2017, these securities amounted to $2,245,865 or 7.24% of total net assets.
(c)	Non-income producing security.
(d)	REIT - Real Estate Investment Trust
(e)	Variable rate security, the coupon rate shown is the effective rate as of February 28, 2017.
(f)
Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.  The total fair value of such securities at February 28, 2017 is $4,884,515, which represents 15.75% of total net assets.

(g)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  At February 28, 2017, these securities amounted to $1,823,022, which represents 5.88% of total net assets.

(h)	All or a portion of this security has been committed as collateral for open short positions.
(i)	The rate shown is the 7-day effective yield as of February 28, 2017.
(j)	Interest only security.

CAD — Canadian Dollar
CBT — Chicago Board of Trade
Cl — Class
DSF — Deliverable Swap Future
ETF — Exchange Traded Fund
FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA — Federal Housing Administration
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MLP — Master Limited Partnership
MSCI — Morgan Stanley Capital International
S&P — Standard & Poor’s

7

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

SPDR — Standard & Poor’s Depositary Receipt
USDA — United States Department of Agriculture

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments were measured at February 28, 2017:

Assets	Level 1	Level 2	Level 3		Total
Municipal Bonds	$-	$12,652,813	$-		$12,652,813
Common Stock	10,381,545	-	-		10,381,545
U.S. Government & Agency Obligations	-	1,178,273	3,236,939		4,415,212
Preferred Stock	-	3,308,173	-		3,308,173
Corporate Bonds	-	3,044,021	-		3,044,021
Closed-End Funds	2,227,824	-	-		2,227,824
Asset-Backed Securities	-	470,002	1,647,576		2,117,578
Short-Term Investment	516,728	-	-		516,728
Total Assets	$13,126,097	$20,653,282	$4,884,515	*	$38,663,894

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Exchange Traded Funds	$(990,440)	$-	$-	$(990,440)
Common Stock	(4,041,481)	-	-	(4,041,481)
Total Liabilities	$(5,031,921)	$-	$-	$(5,031,921)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$263,440	$-	$-	$263,440
Written Options	(105,630)	-	-	(105,630)
Futures**
Unrealized Appreciation	12,325	-	-	12,325
Unrealized Depreciation	(154,339)	-	-	(154,339)
Total Other Financial Instruments	$15,796	$-	$-	$15,796

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

8

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2016	$3,342,017
Accrued discounts/premiums	(1,100)
Realized gain/(loss)	(1,123)
Change in appreciation/(depreciation)	(58,505)
Purchases	18
Sales	(1,466,736)
Amortization sold	33
Transfer into Level 3	1,422,335
Transfer out of Level 3	-
Ending balance as of February 28, 2017	$3,236,939
Change in unrealized losses included in earnings related to securities still held at reporting date	$(65,643)

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2016	$250,221
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in appreciation/(depreciation)	(4,452)
Purchases	-
Sales	1,401,848
Amortization sold	(41)
Transfer into Level 3	-
Transfer out of Level 3	-
Ending balance as of February 28, 2017	$1,647,576
Change in unrealized losses included in earnings related to securities still held at reporting date	$(4,452)

For the period ended February 28, 2017, there were no transfers between Level 1, Level 2 and/or Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

9

CCM Alternative Income Fund

Schedule of Investments February 28, 2017 (unaudited)

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of February 28, 2017.  The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at February 28, 2017	Valuation Techniques	Unobservable Inputs	Ranges (Average)
FHA Loans	$2,346,731	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 8.68 - 17.85 years (13.27 year average maturity). 1 is a 40yr Amortization with a 15yr Lockout period and 1% prepay penalty to maturity (2047)
			Average Life	0.08 years - 5.22 years (1.85 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+266 - N+281 (N+271)
			Offered Quotes Variance to Mark	0.87%

USDA Loan	$890,208	Matrix Pricing	Structure	40 year term, with 3 years remaining penalty (3%, 2%, 1%)
			Coupon	5.95%
			Spread to Benchmark	238/N/5.6CPR
			Offered Quotes Variance to Mark	Utilize dealer indications
Asset-Backed Securities	$1,647,576	Matrix Pricing	Structure	Fixed Rate Coupons
			Average Life	1.89 years - 5.71 years (3.85 years)
			Coupon	3.75% - 5.24% (4.35)%
			Spread to Benchmark	N+170 - N+430 (N+284)
			Offered Quotes Variance to Mark	-0.74%

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation.  Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

For the period ended February 28, 2017, there were no significant changes to the Fund’s fair valuation methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the most recent semi-annual or annual financial statements.

10

Item 2. Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: April 28, 2017

By (Signature and Title)	/s/ James Malone
James Malone
Treasurer/Principal Financial Officer
Date: April 28, 2017